UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-07989

                        Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

                        Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

                        Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (310) 966-8900

Date of fiscal year end:     March 31, 2003

Date of reporting period:     March 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

METROPOLITAN WEST FUNDS

TOTAL RETURN BOND FUND

LOW DURATION BOND FUND

ALPHATRAK 500 FUND

INTERMEDIATE BOND FUND

HIGH YIELD BOND FUND

ANNUAL REPORT

March 31, 2003

Metropolitan West Funds

Dear Fellow Shareholder,

As we wrote in last September’s Semi-Annual Report, the capital market environment in 2002 was characterized by considerable volatility — much of it unpleasantly to the downside. The equity markets, already reeling from down years in 2000 and 2001, had fallen close to another 30% through September. Wide swaths of the corporate bond market came under similar pressure, reflecting a dramatic, unprecedented, and, in our view, irrational increase in risk premiums, pushing prices down. With pessimism prevailing, U.S. Treasury and mortgage-backed issues rallied higher, as investors fled for what were viewed as safer (at least temporarily) investment venues. This “flight-to-safety” continued apace through the third quarter of 2002, notwithstanding the prospect that “safe havens” would be unlikely to provide the necessary returns to meet long-term investment objectives. In positioning portfolios with a long-term value orientation, the Funds’ advisor (“MWAM”) found the investment conditions for most of 2002 especially challenging, with returns falling behind the various market indexes against which the Funds are managed. Naturally, as shareholders in the Funds, we shared in the disappointment of this underperformance, but looked forward to normalization of market conditions that would reward the disciplined construction and long-term orientation of the Funds’ portfolios.

Starting in early October, the environment for corporate bonds began to improve, as companies that had faced a rash of summer rating agency downgrades and attendant liquidity pressures moved forward with efforts of balance sheet repair. Assets were sold to reduce debt levels and expenses were pared to improve cash flow, resulting in an improved tenor in lending conditions. Given the improvement, investors and banks have signaled a greater willingness to invest in the debt of corporations and, in doing so, availed themselves to yields considerably higher than those of Treasury issues, which remain near multi-decade lows. Consequently, corporate bond prices have moved higher in general, with several of last summer’s most dislocated credits retracing a substantial portion of their decline. This move toward the realignment of pricing with fundamental value is not surprising, though admittedly the degree of divergence experienced last year most certainly was.

Within the bond market, investment returns captured the upturn in sentiment. Credits that saw their ratings downgraded from the ranks of investment grade last year, known as “fallen angels”, have returned approximately 22% in the last six months, after inexplicably dropping by an equity-like 30% in the first three quarters of 2002. High yield bonds have provided a 14% return in the last six months. By contrast, the 10-year Treasury Note has delivered a 0.5% return over the same period, on the heels of a 17% gain the preceding six months. Even after the relative underperformance of the most recent six months, the 10-year Treasury Note still holds the promise of an unspectacular 3.8% yield, a hint that value in the fixed income market lies somewhere other than the U.S. Treasury auction.

Fund Results

While the Fund’s one-year performance continues to reflect the challenges of 2002, shareholders that remained resolute in their investment horizons benefited from the rehabilitation in performance of several corporate names that have seen some price recovery from last summer’s unprecedented lows. Many of these credits belonged to companies that provide essential services to the economy, e.g., telecommunications, energy, and characteristically have substantial collateral backing in the form of quantifiable “hard” assets that can be sold or borrowed against to raise cash. As these companies demonstrated this capacity to the market over the last six months, much, though not yet all, of the skepticism has subsided. Investment returns to the Funds through March 31, 2003, net of fees, were as follows:

	6 Month Period (Cumulative) Ended March 31, 2003	One Year Period Ended March 31, 2003	Three Year Period (Annualized) Ended March 31, 2003	Five Year Period (Annualized) Ended March 31, 2003	Since Inception (Annualized) Through March 31, 2003
Metropolitan West Low Duration Bond Fund — Class M	+3.54%	+0.10%	+4.52%	+5.26%	+5.82%

Merrill Lynch 1-3 Year US Treasury Index*	+1.47%	+6.37%	+7.11%	+6.22%	+6.43%

Metropolitan West Total Return Bond Fund — Class M	+6.28%	+0.91%	+5.81%	+5.92%	+7.18%

Lehman Brothers Aggregate Index*	+2.98%	+11.69%	+9.81%	+7.50%	+8.24%

Metropolitan West AlphaTrak 500 Fund	+9.30%	-28.35%	-16.62%	N/A	-4.32%

S&P 500 Equity Index*	+5.03%	-24.75%	-16.08%	N/A	-4.68%

Metropolitan West High Yield Bond Fund — Class M	+18.79%	N/A	N/A	N/A	N/A

Lehman Brothers High Yield Index*	+14.87%	N/A	N/A	N/A	N/A

Inception Date for the M-Class Low Duration and Total Return Bond Funds is March 31, 1997.

Inception Date for the AlphaTrak 500 Fund is June 29, 1998.

Inception Date for the M-Class High Yield Bond Fund is September 30, 2002.

	6 Month Period (Cumulative) Ended March 31, 2003	One Year Period Ended March 31, 2003	Since Inception (Annualized) Through March 31, 2003
Metropolitan West Low Duration Bond Fund — Class I	+3.64%	+0.29%	+4.71%
Merrill Lynch 1-3 Year US Treasury Index*	+1.47%	+6.37%	+7.11%
Metropolitan West Total Return Bond Fund — Class I	+6.39%	+1.11%	+6.00%
Lehman Brothers Aggregate Index*	+2.98%	+11.69%	+9.81%
Metropolitan West Intermediate Bond Fund — Class I	+4.80%	N/A	N/A
Lehman Brothers Intermediate Government Credit Index*	+3.23%	N/A	N/A

Inception Date for the I-Class Low Duration and Total Return Bond Funds is March 31, 2000.

Inception Date for the I-Class Intermediate Bond Fund is June 28, 2002.

The Market Ahead

From an economic perspective, uncertainty has persisted over the past several months as war fears loomed. Manufacturing data suggested that the buildup to war was giving pause to business investment, while consumer confidence ebbed to a 10-year low. Countering the consumer sentiment was the continued resilience of the housing market, which has buoyed the economy on the continued availability of mortgage interest rates at generational lows. GDP growth, though not especially robust over the last two quarters, has been decidedly positive, easing fears of a double dip into recession.

MWAM maintains an ongoing expectation for an increased pace of economic growth in response to the accommodative Fed policy and fiscal stimulus. Indicative of the level of the aggressive fiscal impetus is a federal budget that has gone from a $300 billion surplus in January 2001 to a projected $350 billion deficit in the current fiscal year. From a sector perspective, MWAM remains constructive on the spread sectors, namely corporate and asset-backed securities that continue to present attractive yield premiums versus comparable Treasury issues. Within the MBS and ABS sectors, MWAM’s focus remains on solid structural features (e.g., seasoned collateral, Alt-A loans, low loan balance mortgages) that mitigate the impact of prepayment variability, especially in the current refinancing environment. Importantly, many of these structures offer similar protection, i.e., less negative convexity, that can prove beneficial across both rapidly prepaying and duration extending environments. While recognizing that many corporate issues have experienced substantial recovery in recent months, particularly in the telecom and energy industries, opportunity remains across a variety of industries in which fundamental strength remains ahead of market appreciation. We are optimistic that continued pricing recovery on these credits, along with a normalization, i.e., an increase, in Treasury yields will find the Funds with further improvement in relative performance in the next several months. From our perspective, those Treasury yields, at lows not visited since the Eisenhower administration, represent little value, given the risk of interest rate increases. In effecting the Treasury exposure of the Funds, we have utilized inflation-indexed securities that offer protection in the event of a rise in consumer prices. Given the economy’s abundant stimulus, we believe that the possibility is substantive.

A Consistent Long-Term Value Orientation

With a long-term view, the investment team continues to target consistent outperformance of the Funds’ benchmarks over a market cycle by diversifying the sources of value added in the portfolios. Those value-added strategies include (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. Although the past year presented a challenging environment with respect to performance relative to Fund benchmarks, we look forward to delivering the long-term returns that are consistent with our expectations as shareholders.

Finally, in a development that combines our core capabilities with opportunity in the fixed income market, on September 30, 2002, we were pleased to expand the Fund offerings to include the Metropolitan West High Yield Bond Fund. Co-managed by Mark Unferth and Jeff Koch, this well-diversified fund holds approximately 100 positions, from among three “tiers” of high yield exposure, including the securities of (1) longstanding and stable “BB” issuers accustomed to operating leveraged balance sheets, (2) companies downgraded from the ranks of investment grade issuers, and (3) stressed or distressed companies whose debt trades on a dollar, rather than a spread, basis. We welcome the shareholders who have made the High Yield Fund their first investment in the Funds.

As always, we thank you for your continued support of and participation in the Metropolitan West Funds.

Sincerely,

Scott Duchansky

President and Trustee

Past Performance is no guarantee of future results. Share prices will fluctuate, and you may have a gain or loss when you redeem shares. Unlike a mutual fund, the performance of an unmanaged index assumes no transactions costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Quality ratings, such as “BB,” refer to the credit risk of individual securities, and not to the Fund. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

*Are unmanaged indices that are not available for direct investment.

Funds are distributed by PFPC Distributors, Inc.

760 Moore Road, King of Prussia, PA 19406

To be preceded or accompanied by a prospectus. DFU 5/03

Metropolitan West Funds

Illustration of an Assumed Investment of $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund Class M with the performance of the Lehman Aggregate Index. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class M were 0.91% and 7.18%, respectively. The inception date for the M-class was March 31, 1997. The graph assumes that distributions were reinvested.

Metropolitan West Total Return Bond Fund — Class M

Total Return Performance

The inception date for the I-class for the Metropolitan West Total Return was March 31, 2000. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class I were 1.11% and 6.00%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Class I shares would have been valued at $11,909.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class M with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The one year and average annual since inception total returns for the Metropolitan West Low Duration Fund Class M were 0.10% and 5.82%, respectively. The inception date for M-class was March 31, 1997. The graph assumes that distributions were reinvested.

Metropolitan West Low Duration Bond Fund — Class M

Total Return Performance

Metropolitan West Funds

Illustration of an Assumed Investment of $10,000

The inception date for the I-class for the Metropolitan West Low Duration was March 31, 2000. The one year and average annual since inception total returns for the Metropolitan West Low Duration Bond Fund Class I were 0.29% and 4.71%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class I shares would have been valued at $11,482.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The one year and average annual since inception total returns for the Metropolitan West AlphaTrak 500 Fund were -28.35% and -4.32%, respectively. The graph assumes that distributions were reinvested.

Metropolitan West AlphaTrak 500 Fund

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Intermediate Bond Fund Class I with the performance of the Lehman Intermediate U.S. Government Credit Index. The average annual since inception total returns for the Metropolitan West Intermediate Bond Fund were 13.53%. The graph assumes that distributions were reinvested.

Metropolitan West Intermediate Bond Fund — Class I

Total Return Performance

Metropolitan West Funds

Illustration of an Assumed Investment of $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West High Yield Bond Fund Class M with the performance of the Lehman High Yield Index. The average annual since inception total returns for the Metropolitan West High Yield Bond Fund were 41.24%. The graph assumes that distributions were reinvested.

Metropolitan West High Yield Bond Fund — Class M

Total Return Performance

The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

BONDS 90.96%
Asset-Backed Securities —21.30%[3]	$ 9,891,000	American Business Financial Services 2002-1 A5, 6.51%, 12/15/32	$10,607,918
	24,000,000	American Business Financial Services 2002-2 AIO (IO), 10.00%, 06/15/33	2,887,512
	1,163,765	Amresco Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	1,139,810
	4,094,943	AQ Finance NIM Trust 2002-1 NOTE, 9.50%, 06/25/32[4]	4,096,990
	5,164,232	ARC Net Interest Margin Trust 2002-1 A, 7.75%, 01/27/32[4]	5,109,362
	7,288,146	ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	7,264,088
	3,000,000	Atherton Franchisee Loan Funding 1999-A E, 8.25%, 10/15/15[4]	1,622,346
	3,000,000	Bankamerica Manufactured Housing Contract 1998-2 B1, 7.93%, 12/10/25[6]	2,386,590
	32,800,102	Centex Home Equity 2002-D AIO (IO), 4.30%, 11/25/05[6]	2,019,273
	3,100,000	Conseco Finance 2000-C B2 (FRN), 3.33%, 07/15/29	2,682,430
	1,000,000	Conseco Finance 1999-H MV2 (FRN), 2.68%, 11/15/29	1,000,593
	7,500,000	Conseco Finance 2001-C A4, 6.19%, 03/15/30	8,008,598
	5,000,000	Conseco Finance 1999-F M2, 9.30%, 10/15/30	5,314,477
	5,000,000	Conseco Finance 2000-B MF1, 8.14%, 02/15/31	5,220,662
	3,040,000	Conseco Finance 2001-A IA5, 7.06%, 03/15/32	3,226,729
	2,500,000	Conseco Finance 2001-A IIA3, 7.20%, 03/15/32	2,702,245
	4,000,000	Conseco Finance 2001-A IM2, 8.02%, 03/15/32	4,276,384
	12,634,411	Conseco Finance 2002-A A2, 4.69%, 04/15/32	12,676,061
	7,848,000	Conseco Finance 2001-C A5, 6.79%, 08/15/33	8,507,583
	25,565,000	Conseco Finance Securitizations Corp. 2000-4 A4, 7.73%, 04/01/31	26,775,482
	3,000,000	Countrywide Asset-Backed Certificates 2001-1 BF2 (FRN), 3.51%, 07/25/31	2,961,480
	2,437,947	CS First Boston Mortgage Securities Corp. 2002-H1N A, 8.00%, 08/27/32[4]	2,376,999
	10,000,000	Duke Funding I Ltd., 1A B1, 8.27%, 11/10/35[4]	10,342,190
	10,353,000	Empire Funding Home Loan Owner Trust 1997-4 A5, 7.66%, 01/25/24	10,832,089
	791,700	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	846,921
	1,000,000	Falcon Franchise Loan LLC 1999-1 D, 8.40%, 07/05/13[4]	963,438

	Principal Amount	Issues	Value

Bonds (continued)
Asset-Backed Securities	$ 1,000,000	Falcon Franchise Loan LLC 1999-1 E, 6.50%, 01/05/14[4]	$ 590,312
(continued)	908,424	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	939,651
	3,000,000	FMAC Loans Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	2,340,000
	10,137,598	FMAC Loans Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	7,581,413
	14,495,744	FMAC Loans Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	10,147,021
	17,706,537	Galileo Securities, Inc. 2002-1A A1 (FRN), 1.85%, 02/03/11	13,833,232
	2,305,000	Green Tree Financial Corp., 1995-5 B2, 7.65%, 09/15/26[6]	1,044,326
	5,554,083	Green Tree Financial Corp., 1999-4 A4, 6.64%, 05/01/31	5,575,086
	3,400,000	Green Tree Financial Corp., 1999-4 B1, 8.75%, 05/01/31	1,286,492
	1,000,000	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	1,031,524
	4,250,000	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	2,425,156
	2,000,000	Green Tree Home Improvement Loan Trust 1997-E HEB2, 7.77%, 01/15/29	1,863,140
	3,000,000	Green Tree Home Improvement Loan Trust 1998-B HEB2, 8.49%, 11/15/29	1,994,493
	5,000,000	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	5,315,891
	4,875,009	Green Tree Recreational Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	4,885,891
	314,117	Green Tree Recreational Equipment & Consumer Trust 1998-A A1H, 6.71%, 05/15/29	331,522
	628,235	Green Tree Recreational Equipment & Consumer Trust 1998-A A4H, 8.26%, 05/15/29	620,665
	2,455,860	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	2,498,072
	4,356,000	Indymac Home Equity Loan Asset-Backed Trust 2001-B AF5, 7.01%, 04/25/31	4,524,022
	258,167	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	275,756
	10,000,000	Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	10,728,471
	7,780,826	NC Finance Trust 2002-1 NOTE, 9.25%, 03/25/32[4]	7,765,265
	6,000,000	Newbury Funding CBO (IO), 17.84%[7], 02/15/06[4,6]	1,863,000
	2,750,000	Newbury Funding CBO Ltd. 2000-1 A3 (FRN), 4.09%, 02/15/30[4]	2,544,575
	7,500,000	Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	6,796,875

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Bonds (continued)
Asset-Backed Securities (continued)	$ 4,408,189	Option One Mortgage Securities Corp. NIM 2002-2A CFTS, 8.83%, 06/26/32[4]	$ 4,394,414
	5,250,000	Pamco CLO 1998-1A B2 (FRN), 2.70%, 05/01/10[4,6]	2,625,000
	3,913,845	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30[4]	2,489,573
	15,115,743	Polaris Securities, Inc. A1 (PO), 6.34%[5], 07/17/09[6]	11,384,044
	1,101,455	Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	1,171,067
	2,903,461	Prudential 2000-1 CBO, 27.11%[7], 10/15/35	1,853,227
	2,500,000	Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	1,495,703
	2,583,000	Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	2,809,560
	273,542	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	295,025
	14,825,000	Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	16,203,070
	9,539,000	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	9,810,270
	2,250,000	Residential Funding Mortgage Securities 2000-HI1 AI7, 8.29%, 02/25/25	2,505,739
	4,300,000	Residential Funding Mortgage Securities 1999-HI6 AI7, 8.10%, 09/25/29	4,717,353
	2,000,000	Signature 1 CBO, 7.33%[7], 10/15/09	1,912,800
	3,000,000	Signature 5 L.P. 5A B2, 8.41%, 10/27/12[4]	3,171,096
	5,280,000	Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,356,158
	1,615,709	Xerox Equipment Lease Owner Trust 2001-1 A (FRN), 3.28%, 02/15/08[4]	1,622,652

		Total Asset-Backed Securities	318,466,852

CORPORATES 42.50%[2]
Airlines—3.78%	21,770,140	American Airline 2001-1 B, 7.38%, 05/23/19[6]	8,544,780
	4,228,764	American Airline 2001-1 A-1, 6.98%, 05/23/21	2,703,940
	1,165,022	Continental Airlines, Inc. 982A, 6.41%, 04/15/07	723,770
	5,011,017	Continental Airlines, Inc. 981A, 6.65%, 09/15/17	4,081,175
	11,980,688	Continental Airlines, Inc. 99-2, 7.26%, 03/15/20	9,817,440
	4,575,000	Delta Air Lines 2000-1 A-2, 7.57%, 11/18/10	4,324,774
	7,455,000	Delta Air Lines 2001-1 A-2, 7.11%, 09/18/11	6,949,081

	Principal Amount	Issues	Value

Corporates (continued)
Airlines (continued)	$12,800,563	United Air Lines 97A (FRN), 1.56%, 03/02/04[6]	$9,232,406
	4,096,181	United Air Lines (FRN), 1.56%, 03/02/04[4,6]	2,954,370
	9,759,880	United Air Lines 2001-1 A-1, 6.07%, 03/01/13[6]	7,274,578

			56,606,314

Automotive —1.12%	3,220,000	Ford Motor Co., 6.63%, 10/01/28	2,257,680
	18,940,000	Ford Motor Co., 7.45%, 07/16/31	14,531,961

			16,789,641

Banks—2.27%	500,000	BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	544,944
	22,000,000	Capital One Financial, 7.25%, 05/01/06	21,455,896
	1,500,000	Crestar Capital Trust I, 8.16%, 12/15/26	1,705,736
	500,000	Den Norske Bank (FRN), 1.44%, 08/29/49	384,237
	2,100,000	First Chicago NBD Institution Cap A, 7.95%, 12/01/26[4]	2,347,645
	50,000	Popular NA, Inc. (FRN) (MTN), 3.03%, 10/15/03	50,263
	6,170,000	Royal Bank Of Scotland Group PLC, 7.38%, 04/29/49	6,832,800
	500,000	Wachovia Bank NA, 7.70%, 08/01/10	558,173

			33,879,694

Commercial Services—0.24%	3,550,000	PHH Corp., 7.13%, 03/01/13	3,575,226

Electric—2.80%	51,610,000	Calpine Canada Energy Finance Co., 8.50%, 05/01/08	29,933,800
	13,650,000	Calpine Corp., 8.25%, 08/15/05	9,077,250
	2,000,000	Calpine Corp., 7.88%, 04/01/08	1,130,000
	2,040,000	Calpine Corp., 8.50%, 02/15/11	1,152,600
	500,000	Southern Cal Edison, 8.00%,
		02/15/07[4]	537,500

			41,831,150

Finance—11.84%	5,847,268	Aeltus CBO II, 7.98%, 08/06/09[4,6]	4,665,027
	6,873,593	Air 2 US A, 8.03%, 10/01/19[4]	3,473,467
	11,736,637	Air 2 US B, 8.63%, 10/01/20[4,6]	2,966,259
	2,050,000	Capital One Bank, 6.65%, 03/15/04	2,069,276
	17,350,000	Capital One Bank, 8.25%, 06/15/05	17,749,692
	60,000,000	Corporate-Backed Trust Certificates RSA 2001-12 A-2 (IO), 1.25%, 10/15/29[6]	6,359,040
	15,540,000	Farmers Exchange Capital, 7.05%, 07/15/28[4]	10,419,725
	20,087,000	Finova Group, Inc. 7.50%, 11/15/09	7,181,103
	144,000	Ford Motor Credit Co., 7.60%, 08/01/05	146,867
	11,000,000	Ford Motor Credit Co., 6.88%, 02/01/06	10,885,611
	6,600,000	Ford Motor Credit Co., 6.50%, 01/25/07	6,366,914

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Corporates (continued)
Finance (continued)	$19,275,000	Ford Motor Credit Co., 7.88%, 06/15/10	$18,454,232
	8,240,000	Ford Motor Credit Co., 7.38%, 02/01/11	7,688,999
	6,685,000	Ford Motor Credit Co., 7.25%, 10/25/11	6,144,571
	18,400,000	General Motors Acceptance Corp. (FRN) (MTN) 2.09%, 01/20/04	18,307,282
	3,610,000	General Motors Acceptance Corp. (FRN) (MTN), 2.15%, 05/04/04	3,578,907
	22,035,000	General Motors Acceptance Corp., 6.88%, 09/15/11	21,807,951
	5,000,000	Household Finance Corp., 6.50%, 01/24/06	5,448,645
	1,550,000	Household Finance Corp., 7.20%, 07/15/06	1,735,013
	5,950,000	Household Finance Corp., 5.75%, 01/30/07	6,410,506
	2,310,000	Household Finance Corp., 6.38%, 10/15/11	2,517,997
	1,085,000	MBNA Corp. (FRN) (MTN), 1.89%, 05/23/03	1,083,530
	4,500,000	MBNA America Bank NA (FRN), 1.62%, 06/10/04	4,395,033
	5,000,000	National Rural Utilities (FRN) (MTN), 2.35%, 04/26/04	5,039,700
	1,850,000	National Rural Utilities (MTN), 7.25%, 03/01/12	2,153,935

			177,049,282

Insurance—1.92%	4,580,000	American Financial Group, 7.13%, 04/15/09	4,339,541
	5,250,000	Fairfax Financial Holdings, 7.38%, 03/15/06	3,911,250
	13,500,000	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	10,358,726
	3,000,000	Liberty Mutual Insurance Co., 7.70%, 10/15/97[4]	2,394,300
	1,200,000	Nationwide Mutual Insurance, 8.25%, 12/01/31[4]	1,280,776
	7,270,000	Royal & Sun Alliance Ins., 8.95%, 10/15/29	4,790,930
	1,800,000	Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,610,712

			28,686,235

Media—0.67%	9,000,000	Comcast Corp., 8.38%, 11/01/05	9,992,916

Oil & Gas—1.27%	4,000,000	Noble Aff/Atlantic Meth, 8.95%, 12/15/04[4]	4,203,180
	14,000,000	Sempra Energy Co., 6.80%, 07/01/04	14,747,278

			18,950,458

Pipelines—4.17%	950,000	Williams Co., Inc., 9.25%, 03/15/04	938,125
	12,000,000	Williams Co., Inc., 7.13%, 09/01/11	10,380,000
	10,350,000	Williams Co., Inc., 8.13%, 03/15/12[4]	9,108,000
	23,900,000	Williams Co., Inc., 7.63%, 07/15/19	19,000,500

	Principal Amount	Issues	Value

Corporates (continued)
Pipelines (continued)	$11,600,000	Williams Co., Inc., 7.88%, 09/01/21	$9,280,000
	12,500,000	Williams Co., Inc., 7.50%, 01/15/31	9,750,000
	5,000,000	Williams Co., Inc., 7.75%, 06/15/31	3,900,000

			62,356,625

Real Estate Investment Trust (REIT)—1.38%	500,000	Developers Diversifield Realty Corp. (MTN), 6.84%, 12/16/04	525,294
	1,000,000	Developers Diversifield Realty Corp. (MTN), 7.50%, 07/15/18	971,175
	1,700,000	Highwoods Exercisable Put Option, 7.19%, 06/15/04[4]	1,749,326
	3,000,000	Highwoods Realty LP, 6.75%, 12/01/03	3,089,952
	5,000,000	Highwoods Realty LP, 8.00%, 12/01/03	5,190,690
	3,000,000	Simon Property Group, Inc., 7.05%, 04/01/03[4]	3,000,000
	1,000,000	Simon Property Group LP, 6.75%, 07/15/04	1,051,927
	2,000,000	United Dominion Realty Trust (MTN), 7.67%, 01/26/04	2,074,516
	2,800,000	United Dominion Realty Trust (MTN), 7.73%, 04/05/05	3,049,393

			20,702,273

Secured Assets —3.80%	2,327,115	Century Funding Ltd., 1A C, 10.00%, 02/15/11[4,6]	1,131,197
	5,000,000	Hercules Trust I (FRN), 2.59%, 06/10/03[4]	4,782,000
	10,000,000	Ingress I Ltd., B-A, 7.38%, 03/30/40[4]	10,470,320
	11,250,000	Ingress I Ltd., C-A, 8.01%, 03/30/40[4]	11,939,063
	4,242,728	Magnus Funding Ltd., 1A B (FRN), 2.72%, 06/15/11[6]	2,854,083
	5,984,467	Magnus Funding Ltd., 1A C, 10.28%, 06/15/11[4,6]	3,956,295
	5,000,000	ML CBO Series 1996-PM-1 B, 7.87%, 12/17/06[4,6]	2,401,000
	13,750,000	NorthStar CBO Ltd., 1997-2 A3, 6.68%, 07/15/09[4,6]	3,880,209
	2,750,000	North Street 2000-1A C (FRN), 3.09%, 07/30/10[4,6]	1,842,500
	10,871,190	Triton CBO III Ltd., 1A B, 8.53%, 04/17/11[4,6]	5,878,944
	11,215,651	Van Kampen II Ltd., (FRN), 3.12%, 07/15/08[4,6]	7,689,731

			56,825,342

Telecommuni- cations—7.24%	2,300,000	Qwest Capital Funding, 6.25%, 07/15/05	1,949,250
	15,000,000	Qwest Capital Funding, 6.38%, 07/15/08	11,325,000
	14,845,000	Qwest Capital Funding, 7.00%, 08/03/09	11,356,425
	5,120,000	Qwest Capital Funding, 7.90%, 08/15/10	3,968,000
	2,700,000	Qwest Capital Funding, 7.25%, 02/15/11[4]	2,058,750
	4,500,000	Qwest Capital Funding, 7.25%, 02/15/11	3,442,500

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Corporates (continued)
Telecommuni- cations	$3,300,000	Qwest Capital Funding, 6.88%, 07/15/28	$2,277,000
(continued)	10,053,000	Qwest Communications International, 7.50%, 11/01/08	8,720,978
	26,650,000	Sprint Capital Corp., 6.00%, 01/15/07	27,049,750
	29,000,000	Worldcom, Inc., 7.88%, 05/15/03[8]	7,830,000
	31,980,000	Worldcom, Inc., 6.25%, 08/15/03[8]	8,634,600
	8,927,000	Worldcom, Inc., 7.55%, 04/01/04[8]	2,410,290
	39,120,000	Worldcom, Inc., 6.50%, 05/15/04[8]	10,562,400
	20,500,000	Worldcom, Inc., 7.38%, 01/15/06[4,8]	5,535,000
	4,300,000	Worldcom, Inc., 7.38%, 01/15/49[4,8]	1,161,000

			108,280,943

		Total Corporates	635,526,099

MORTGAGE-BACKED 18.77%[3]
Commercial Mortgage-Backed —3.89%	22,250,000	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	23,531,956
	3,026,000	Commercial Mortgage Lease-Backed Certificate 2001-CMLB D, 7.81%, 06/20/31[4]	2,887,182
	5,026,000	Commercial Mortgage Lease-Backed Certificate 2001-CMLB E, 7.81%, 06/20/31[4]	5,342,482
	269,672,588	GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.60%, 05/15/35[6]	8,444,042
	15,155,000	LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	17,942,932

			58,148,594

Non-Agency Mortgage-Backed	238,552	BA Mortgage Securities, Inc. 1998-2 2B3, 6.50%, 06/25/13[4]	245,059
—2.65%	284,723	BA Mortgage Securities, Inc. 1998-3 2B3, 6.50%, 07/25/13[4]	289,679
	301,424	BA Mortgage Securities, Inc. 1998-4 2B3, 6.50%, 08/25/13[4]	311,310
	5,449,404	Banco de Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	2,072,408
	80,747	Bear Stearns Mortgage Securities, Inc. 1998-5 B4, 6.52%, 12/25/08[4]	82,223
	76,871	Bear Stearns Mortgage Securities, Inc. 1997-7 4B4, 7.00%, 01/25/13[4]	76,940
	2,935,948	Bear Stearns Structured Products, Inc. 1999-1 C, 6.23%, 11/30/13[4]	3,017,979
	1,730,268	Bear Stearns Structured Products, Inc. 1999-1 D, 6.22%, 11/30/13[4]	1,645,647
	858,053	Bear Stearns Structured Products, Inc. 1999-1 E, 6.23%, 11/30/13[4]	704,541
	3,391,373	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	1,289,739
	4,325,584	BHN Mortgage Fund 1997-2 A1 (FRN), 2.59%, 05/31/17[4,6]	1,515,252
	8,207,232	BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17[4,6]	2,874,993

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
Non-Agency Mortgage-Backed	$23,176	Blackrock Capital Finance L.P. 1997-R2 AP, 8.52%, 12/25/35[4]	$27,068
(continued)	3,000,000	Blaylock Mortgage Capital Corp. 1997-A B1, 6.43%, 10/25/04[4]	3,062,100
	108,468	Chase Mortgage Finance Corp. 2000-S1 A6, 7.25%, 02/25/30	108,506
	167,011	CMC Securities Corporation III 1998-1 2B4, 6.50%, 04/25/13[4]	161,601
	31,138	CMC Securities Corporation III 1994-A A19, 20.46%, 02/25/24	32,112
	3,680,228	Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,823,879
	439,405	Countrywide Home Loans 1998-14 B3, 6.50%, 09/25/13[4]	441,315
	1,739,494	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.87%, 04/25/24[4,6]	2,174
	454,208	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.78%, 05/25/24[6]	9,107
	301,610	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.66%, 06/25/24[4,6]	377
	2,773,247	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.97%, 11/25/25[6]	27,732
	3,031,350	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26[4,6]	83,362
	1,716,657	DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.16%, 03/25/26[6]	12,875
	2,130,802	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.34%, 06/25/26[6]	85,232
	350,000	GE Capital Mortgage Services, Inc. 1994-2 A14, 6.75%, 01/25/09	353,209
	500,000	GE Capital Mortgage Services, Inc. 1994-6 A11, 6.50%, 04/25/24	504,787
	1,078,310	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	140,953
	218,966	Independent National Mortgage Corp.1994-Q B4, 7.50%, 09/25/14[4]	237,303
	2,483,618	Merrill Lynch Mortgage Investors, Inc. 2002-NC1N N1, 9.08%, 05/25/33[4]	2,476,788
	9,283	Norwest Integrated Structured Assets, Inc. 1999-2 1A2, 25.53%, 09/25/29	9,371
	265,333	Ocwen Residential MBS Corp. 1998-R2 AP, 7.15%, 11/25/34[4]	255,018
	276,587	Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	276,679
	27,714,379	Residential Accredit Loans, Inc. 2001-QS17 A9A (IO), 6.10%, 11/25/31[6]	615,176
	2,688,929	Residential Asset Securitization Trust 1997-A4 A8, 7.75%, 06/25/27	2,687,463

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
Non-Agency Mortgage-Backed (continued)	$ 2,165,976	Residential Asset Securitization Trust 1999-A7 B3, 7.50%, 10/25/29	$ 2,235,342
	98,666	Residential Funding Mortgage Sec I 1993-S42 A10, 8.30%, 10/25/08	102,307
	577,582	Residential Funding Mortgage Sec I 1997-S16 B1, 6.75%, 10/25/12	579,974
	50,808	Resolution Trust Corp. 1995-2 B6, 5.22%, 05/25/29	50,752
	687,404	Ryland Mortgage Securities Corp. 1994-5 M3, 4.58%, 10/25/23	638,319
	440,318	Ryland Mortgage Securities Corp. III 1992-A 1C, 8.13%, 03/29/30	440,501
	280,400	Structured Asset Mortgage Investments, Inc. 1998-8 3B4, 6.73%, 07/25/13	288,856
	150,000	Structured Asset Securities Corp. 1995-3B 2A1, 6.50%, 01/28/24	153,805
	355,507	Structured Asset Securities Corp. 1996-6 1A5, 7.50%, 08/25/26	362,626
	1,804,827	Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	1,852,621
	1,488,738	Structured Asset Securities Corp. 2000-3 1A7, 8.00%, 07/25/30	1,523,754
	47,170	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 15.65%, 12/25/22[6]	9,962
	1,868,989	Summit Mortgage Trust 2000-1 B1, 6.12%, 12/28/12[4]	1,889,432

			39,688,208

U.S. Agency Mortgage-Backed —12.23%	27,758	Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	28,064
	15,493	Fannie Mae 1993-221 SD, 9.00%, 03/25/08	15,641
	2,296,419	Fannie Mae 1997-44 SB (IO), 4.74%, 06/25/08	133,257
	2,389,070	Fannie Mae 1993-132 D (PO), 6.42%[5], 10/25/22	2,169,628
	108,952	Fannie Mae 1993-115 S, 10.39%, 07/25/23	111,988
	5,130,809	Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	75,577
	244,988	Fannie Mae 1997-34 SA, 12.51%, 10/25/23	296,785
	9,236,273	Fannie Mae 2001-82 SA, 30.78%, 07/25/29	10,118,380
	15,146,168	Fannie Mae 2002-7 SJ (IO), 5.95%, 01/25/32	303,887
	18,435,000	Fannie Mae Gold, 5.50%, 04/15/18	19,114,791
	43,970,000	Fannie Mae Gold, 5.00%, 06/15/18	45,206,656

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
U.S. Agency Mortgage-Backed	$ 4,111,857	Fannie Mae Pool C90573, 6.50%, 08/01/22	$ 4,319,600
(continued)	61,379	Fannie Mae Pool 233672, 4.66%, 09/01/23	64,303
	12,186,227	Fannie Mae Pool P50019, 7.00%, 07/01/24	12,803,153
	46,660	Fannie Mae Pool 312155, 4.13%, 03/01/25	47,703
	23,328	Fannie Mae Pool 308798, 4.49%, 04/01/25	24,231
	177,196	Freddie Mac 1164 O (IO), 9.20%, 11/15/06	14,098
	137,911	Freddie Mac 1515 SA, 8.61%, 05/15/08	148,075
	341,029	Freddie Mac 1564 SA, 13.52%, 08/15/08	354,484
	24,022,923	Freddie Mac 2539 IG (IO), 5.50%, 03/15/21	2,260,917
	12,889,831	Freddie Mac 2543 IE (IO), 5.50%, 08/15/21	1,477,561
	7,682,971	Freddie Mac 2145 MA, 6.00%, 07/15/26	7,745,020
	2,570,000	Freddie Mac 2420 BC, 6.50%, 07/15/26	2,639,726
	2,227,721	Freddie Mac 1980 Z, 7.00%, 07/15/27	2,397,231
	875,082	Freddie Mac 2098 TZ, 6.00%, 01/15/28	911,056
	82,763,246	Freddie Mac 2474 NS (IO), 6.27%, 01/15/28	3,332,288
	22,974,000	Freddie Mac 2265 PB, 7.50%, 12/15/29	23,744,941
	12,600,000	Freddie Mac 2295 PE, 6.50%, 02/15/30	12,941,897
	1,268,589	Freddie Mac 2312 JA, 6.50%, 02/15/30	1,303,125
	14,905,000	Freddie Mac 2316 PB, 6.50%, 09/15/30	15,441,170
	763,984	Freddie Mac Gold C46104, 6.50%, 09/01/29	797,783
	4,878,045	Government National Mortgage Association 1997-8 PD, 7.50%, 04/16/26	4,971,914
	31,055,238	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26	97,240
	13,510,834	Government National Mortgage Association 2000-22 SG (IO), 9.52%, 05/16/30	2,107,741
	5,000,000	Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	5,320,858

			182,840,769

		Total Mortgage Backed	280,677,571

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

U.S. TREASURY SECURITIES 8.39%
U.S. Treasury Notes—4.78%	$64,808,000	U.S. Principal Strip, 5.41%, 11/15/28	$ 16,880,216
	43,632,000	U.S. Treasury Notes, 6.75%, 08/15/26	54,551,955

			71,432,171

U.S. Inflation Index Notes	4,681,000	U.S. Treasury Notes, 3.38%, 01/15/07	5,907,730
—3.61%	38,115,000	U.S. Treasury Notes, 4.25%, 01/15/10	48,141,246

			54,048,976

		Total U.S. Treasury Securities	125,481,147

		Total Bonds
		(Cost $1,468,725,076)	1,360,151,669

SHORT TERM INVESTMENTS 11.74%
Commercial Paper—8.11%	22,000,000	DaimlerChrysler NA Holdings, 1.50%[5], 04/07/03	21,994,500
	15,000,000	DaimlerChrysler NA Holdings, 1.47%[5], 04/25/03	14,985,300
	8,000,000	General Electric Capital Corp., 1.22%[5], 04/08/03	7,998,102
	63,000,000	General Electric Capital Corp., 1.24%[5], 04/24/03	62,950,090
	12,000,000	General Motors Acceptance Corp., 1.48%[5], 04/17/03	11,992,107
	1,315,000	Wells Fargo & Co., 1.25%[5], 04/09/03	1,314,635

			121,234,734

Money Market RIC—3.41%	50,991,270	J.P. Morgan Institutional Prime Money Market	50,991,270

U.S. Discount Notes—0.22%	3,370,000	Fannie Mae, 1.22%[5], 04/17/03	3,368,173

		Total Short Term Investments
		(Cost $175,594,176)	175,594,177

		Total Investments—102.70%
		(Cost $1,644,319,252)[1]	1,535,745,846

		Liabilities Less Cash and Other Assets—(2.70)%	(40,383,580)

		Net Assets—100.00%	$1,495,362,266

Notes:

[1]	Cost for Federal income tax purposes is $1,645,146,635 and net unrealized depreciation consists of:

Gross unrealized appreciation	$ 73,704,313
Gross unrealized depreciation	(183,105,102)

Net unrealized depreciation	$(109,400,789)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2003 was $272,495,874 representing 18.22% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

Security	Date of Purchase	Cost	Value	% of TNA
Aeltus CBO II, 7.98%, 08/06/09	08/16/00	$ 4,660,895	$4,665,027	0.31%
Air 2 US B, 8.63%, 10/01/20	04/18/02	9,980,812	2,966,259	0.20%
American Airline 2001-1 B, 7.38%, 05/23/19	01/23/01	20,527,611	8,544,780	0.57%
Banco de Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	01/23/01	5,367,561	2,072,408	0.14%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	04/05/00	3,311,809	1,289,739	0.09%
BHN Mortgage Fund 1997-2 A1 (FRN), 2.59%, 05/31/17	08/21/00	4,156,526	1,515,252	0.10%
BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17	09/18/00	7,757,063	2,874,993	0.19%
Bankamerica Manufactured Housing Contract 1998-2 B1, 7.93%, 12/10/25	09/18/02	1,438,774	2,386,590	0.16%
Centex Home Equity 2002-D A10 (IO), 4.30%, 11/25/05	02/01/03	2,039,847	2,019,273	0.14%
Century Funding, Ltd., 1A C, 10.00%, 02/15/11	10/06/00	1,900,167	1,131,197	0.08%
Corporate-Backed Trust Certificates RSA 2001-12 A-2 (IO), 1.25%, 10/15/29	06/15/01	7,310,400	6,359,040	0.43%
DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.87%, 04/25/24	01/06/99	42,952	2,174	0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.78%, 05/25/24	06/19/97	38,070	9,107	0.00%
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.66%, 06/25/24	01/06/99	42,925	377	0.00%
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.97%, 11/25/25	10/20/98	0	27,732	0.00%
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26	10/20/98	62,957	83,362	0.01%
DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.16%, 03/25/26	01/22/99	59,856	12,875	0.00%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.34%, 06/25/26	11/02/98	0	85,232	0.01%
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.60%, 05/15/35	02/07/01	7,768,954	8,444,042	0.56%

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2003

Security	Date of Purchase	Cost	Value	% of TNA
Green Tree Financial Corp., 1995-5 B2, 7.65%, 09/15/26	01/19/01	$ 1,601,934	$ 1,044,326	0.07%
Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	04/19/99	3,958,862	2,425,156	0.16%
IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	01/07/00	536,455	140,953	0.01%
Magnus Funding, Ltd., 1A B (FRN), 2.72%, 06/15/11	04/11/00	2,879,574	2,854,083	0.19%
Magnus Funding, Ltd., 1A C, 10.28%, 06/15/11	11/29/00	4,956,499	3,956,295	0.26%
ML CBO Series 1996-PM-1 B, 7.87%, 12/17/06	05/23/00	3,941,413	2,401,000	0.16%
Newbury Funding CBO (IO), 17.84%, 02/15/06	02/09/00	2,516,330	1,863,000	0.12%
NorthStar CBO Ltd., 1997-2 A3, 6.68%, 07/15/09	08/01/00	9,833,211	3,880,209	0.26%
North Street 2000-1A C (FRN), 3.09%, 07/30/10	05/30/00	2,736,365	1,842,500	0.12%
Pamco CLO 1998-1A B2 (FRN), 2.70%, 05/01/10	06/06/00	4,102,193	2,625,000	0.18%
Polaris Securities, Inc. A1 (PO), 6.34%, 07/17/09	11/01/01	10,704,095	11,384,044	0.76%
Residential Accredit Loans, Inc. 2001-QS17 A9A (IO), 6.10%, 11/25/31	11/01/01	0	615,176	0.04%
Structured Mortgage Asset Residential Trust 1991-7 I (IO), 15.65%, 12/25/22	06/25/97	54,174	9,962	0.00%
Triton CBO III Ltd., 1A B, 8.53%, 04/17/11	07/12/00	10,237,869	5,878,944	0.39%
United Air Lines 97A (FRN), 1.56%, 03/02/04	11/20/01	12,800,563	9,232,406	0.62%
United Air Lines (FRN), 1.56%, 03/02/04	12/26/01	4,096,181	2,954,370	0.20%
United Air Lines 2001-1 A-1, 6.07%, 03/01/13	12/26/01	8,846,840	7,274,578	0.49%
Van Kampen II Ltd., (FRN), 3.12%, 07/15/08	05/01/00	9,774,389	7,689,731	0.51%

		$170,044,126	$112,561,192	7.53%

[7]	Represents annualized yield at March 31, 2003.
[8]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.

(EMTN): Euro medium term note

(FRN): Floating rate note—The rate disclosed is that in effect at March 31, 2003.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

BONDS 85.85%
Asset-Backed Securities	$ 1,340,035	Aerofreighter Finance Trust A A, 7.85%, 12/15/09[4]	$1,333,525
—30.00%[3]	948,593	Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX (FRN), 3.13%, 6/15/06[6]	863,220
	872,824	Amresco Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	854,857
	2,642,522	ARC Net Interest Margin Trust 2002-7 A, 7.75%, 05/27/32[4]	2,614,445
	2,164,796	ARC Net Interest Margin Trust 2002-2 A, 7.75%, 10/27/32[4]	2,157,650
	1,205,980	Atherton Franchisee Loan Funding 1999-A E, 8.25%, 10/15/15[4]	652,172
	4,117,587	Citi Financial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	4,136,018
	2,667,346	CIT Group Home Equity Loan Trust 1997-1 M2, 7.10%, 07/15/27	2,787,443
	7,485,641	Conseco Finance 1999-H BF1, 10.00%, 11/15/29	8,255,988
	3,000,000	Conseco Finance 2001-A IM2, 8.02%, 03/15/32	3,207,288
	9,000,000	Conseco Finance 2002-A A4, 6.32%, 04/15/32	9,509,067
	26,300,000	Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	1,939,625
	2,000,000	Delta Funding Home Equity Loan Trust 1996-2 A5, 8.01%, 10/25/27	2,171,122
	6,966,958	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	7,452,909
	437,500	Falcon Franchise Loan LLC 1999-1 D, 8.40%, 07/05/13[4]	421,504
	1,586,500	Falcon Franchise Loan LLC 1999-1 E, 6.50%, 01/05/14[4]	936,530
	40,498	First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	40,431
	1,158,414	First City Capital Home Equity Funding Corp. 1998-1 A4, 6.72%, 06/25/28[4]	1,205,891
	394,967	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	408,544
	6,487,608	Galileo Securities, Inc. 2002-1A A1 (FRN), 1.85%, 02/03/11	5,068,444
	3,900,000	GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	4,068,250
	2,736,979	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	2,903,769
	4,312,911	Green Tree Financial Corp. 1995-10 A6, 7.05%, 02/15/27	4,569,055
	3,526,781	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27[6]	3,241,324
	1,210,000	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	1,248,144
	7,000,000	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	3,994,375

	Principal Amount	Issues	Value

Bonds (continued)
Asset-Backed Securities (continued)	$4,000,000	Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	$ 4,237,500
	5,000,000	Green Tree Home Improvement Loan Trust 1998-B HEB2, 8.49%, 11/15/29	3,324,155
	6,750,000	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	7,176,454
	2,814,558	Green Tree Recreational, Equipment & Consumer Trust 1996-B CTFS, 7.70%, 07/15/18	2,821,053
	3,753,616	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	3,761,995
	992,611	Green Tree Recreational, Equipment & Consumer Trust 1998-A A4H, 8.26%, 05/15/29	980,651
	1,074,960	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	1,121,753
	492,500,000	Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 1.10%, 10/15/05	9,600,795
	648,552,900	Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.10%, 05/15/41	7,393,503
	6,800,000	Newbury Funding CBO Ltd. 2000-1 A3 (FRN), 4.09%, 02/15/30[4]	6,292,040
	23,684,210	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	5,084,692
	1,588,691	Oakwood Mortgage Investors, Inc. 2001-C A1, 5.16%, 10/15/12	1,588,707
	6,023,791	Oakwood Mortgage Investors, Inc. 2002-B A1 (FRN), 1.51%, 05/15/13	6,029,206
	8,806,150	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4]	7,909,024
	5,813,747	Polaris Securities, Inc. A1 (PO), 6.34%[5], 07/17/09[6]	4,378,478
	340,303	Residential Funding Mortgage Securities I 2000-HI1 AII, 8.11%, 02/25/25	355,605
	3,230,138	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	3,476,437
	651,686	TMI Home Loan Trust 1998-A A4, 7.56%, 05/25/18[4]	653,902
	1,292,567	Xerox Equipment Lease Owner Trust 2001-1 A (FRN), 3.28%, 02/15/08[4]	1,298,121

		Total Asset-Backed Securities	153,525,661

CORPORATES 35.81%[2]
Airlines—3.06%	3,527,011	Continental Airlines, Inc., 6.90%, 01/02/18	2,922,137
	7,999,731	Continental Airlines, Inc., 6.55%, 02/02/19	6,580,000
	8,533,709	United Air Lines (FRN), 1.56%, 03/02/04[6]	6,154,937

			15,657,074

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Corporates (continued)
Automotive —1.18%	$6,000,000	DaimlerChrysler NA Holdings, 7.75%, 05/27/03	$6,056,628

Banks—0.08%	500,000	Christiania Bank (FRN), 1.63%, 11/29/49	393,384

Electric—1.74%	8,900,000	Gulf States Utilities (FRN), 2.64%, 09/01/04[4]	8,888,359

Electronics —0.95%	2,000,000	Arrow Electronics, Inc., 8.20%, 10/01/03	2,050,200
	2,795,000	Avnet, Inc., 6.88%, 03/15/04	2,816,734

			4,866,934

Finance—16.07%	4,200,000	Capital One Bank, 6.50%, 07/30/04	4,220,874
	6,850,000	Capital One Bank, 8.25%, 06/15/05	7,007,803
	2,405,000	Credit Suisse FB USA, Inc., 5.75%, 04/15/07	2,592,455
	5,422,000	Finova Group, Inc., 7.50%, 11/15/09	1,938,365
	6,585,000	Ford Motor Credit Co. (EMTN) (FRN), 1.84%, 07/07/05	5,975,888
	8,100,000	Ford Motor Credit Co., 6.88%, 02/01/06	8,015,768
	8,450,000	Ford Motor Credit Co., 6.50%, 02/15/06	8,241,057
	1,000,000	Ford Motor Credit Co., 6.50%, 01/25/07	964,684
	6,670,000	Ford Motor Credit Co. (EMTN) (FRN), 1.43%, 03/13/07	5,436,050
	5,000,000	General Motors Acceptance Corp. (FRN) (MTN), 2.82%, 10/16/03	5,009,065
	5,000,000	General Motors Acceptance Corp. (MTN), 6.63%, 10/20/03	5,114,565
	2,000,000	General Motors Acceptance Corp. (FRN) (MTN), 2.15%, 05/04/04	1,982,774
	3,500,000	General Motors Acceptance Corp., 6.75%, 01/15/06	3,645,894
	4,260,000	General Motors Acceptance Corp., 6.13%, 09/15/06	4,364,583
	8,700,000	Household Finance Corp., 6.50%, 01/24/06	9,480,642
	900,000	MBNA America Bank NA (FRN), 1.77%, 05/12/04[4]	897,214
	7,500,000	MBNA America Bank NA (FRN), 1.62%, 06/10/04	7,325,055

			82,212,736

Insurance—1.04%	7,000,000	Fairfax Financial Holdings, 7.38%, 03/15/06	5,215,000
	195,000	Royal & Sun Alliance Insurance, 8.95%, 10/15/29	128,505

			5,343,505

Oil & Gas—2.26%	6,000,000	Noble Affiliates, Inc./Atlantic Meth, 8.95%, 12/15/04[4]	6,304,770
	5,000,000	Sempra Energy, 6.80%, 07/01/04	5,266,885

			11,571,655

Pipelines—1.64%	5,700,000	Williams Co., Inc., 9.25%, 03/15/04	5,628,750
	3,000,000	Williams Co., Inc., 6.75%, 01/15/06	2,775,000

			8,403,750

Secured Asset —2.42%	5,000,000	Hercules Trust I (FRN), 2.59%, 06/10/03[4]	4,782,000

	Principal Amount	Issues	Value

Corporates (continued)
Secured Asset (continued)	$ 5,000,000	Ingress I Ltd. BA, 7.38%, 03/30/40[4]	$ 5,235,160
	3,500,000	North Street 2000-1 (FRN), 3.09%, 07/30/10[4,6]	2,345,000

			12,362,160

Telecommuni- cations—5.37%	4,725,000	Citizens Communications, 8.50%, 05/15/06	5,347,684
	1,850,000	Qwest Capital Funding, 5.88%, 08/03/04	1,683,500
	7,250,000	Qwest Capital Funding, 7.75%, 08/15/06	5,945,000
	1,000,000	Qwest Communications International, 7.50%, 11/01/08	867,500
	1,000,000	Qwest Corp., 6.63%, 09/15/05	980,000
	2,350,000	Sprint Capital Corp., 6.90%, 05/01/19	2,162,000
	16,700,000	Worldcom, Inc., 7.88%, 05/15/03[7]	4,509,000
	22,255,000	Worldcom, Inc., 6.50%, 05/15/04[7]	6,008,850

			27,503,534

		Total Corporates	183,259,719

MORTGAGE-BACKED 15.70%[3]
Commercial Mortgage-Backed	3,000,000	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	3,172,848
—2.97%	5,000,000	Commercial Mortgage Lease-Backed Certificates 2001- CMLB C, 7.81%, 06/20/31[4]	5,017,125
	7,000,000	CS First Boston Mortgage Securities 2001-LCCA D (FRN), 4.49%, 12/05/13[4]	7,004,819

			15,194,792

Non-Agency Mortgage-Backed	323,577	ABN Amro Mortgage Corp. 2001-1 A5, 6.50%, 05/25/31	323,756
—1.55%	4,768,229	Banco de Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	1,813,357
	87,649	Bear Stearns Mortgage Securities, Inc. 1993-8 AS16, 10.75%, 08/25/24	88,140
	5,087,059	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	1,934,608
	92,704	Blackrock Capital Finance L.P. 1997-R2 AP, 8.52%, 12/25/35[4]	108,270
	120,289	Citicorp Mortgage Securities, Inc. 1994-3 A12, 9.00%, 02/25/24	118,791
	53,614	Countrywide Funding Corp. 1993-11 A12, 8.50%, 02/25/09	54,778
	100,000	Countrywide Funding Corp. 1994-7 A7, 6.50%, 03/25/24	101,846
	8,509	DLJ Mortgage Acceptance Corp. 1993-Q18 SC (IO), 2.85%, 01/25/24[6]	11
	24,263	DLJ Mortgage Acceptance Corp. 1994-QE1 A1, 5.69%, 04/25/24[4]	24,172
	2,822,119	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.78%, 05/25/24[6]	56,583
	3,493,261	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26[4,6]	96,065

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
Non-Agency Mortgage-Backed (continued)	$742,852	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.34%, 06/25/26[6]	$29,714
	2,511	GE Capital Mortgage Services, Inc. 1993-10 A2, 9.00%, 09/25/23	2,524
	11,140	Norwest Integrated Structured Assets, Inc. 1999-2 1A2, 25.53%, 09/25/29	11,245
	979,090	Prudential Home Mortgage Securities 1995-A 2B, 8.64%, 03/28/25	1,036,030
	12,648,941	Residential Accredit Loans, Inc. 2001-QS12 A3A (IO), 6.65%, 09/25/31[6]	135,521
	32,770	Residential Funding Mortgage Securities I 1997-S12 A17, 7.25%, 08/25/27	32,822
	67,744	Resolution Trust Corp. 1995-2 B6, 5.22%, 05/25/29	67,669
	189,928	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	202,554
	47,673	Ryland Mortgage Securities Corp. III 1992-D 1A, 7.89%, 09/25/22	47,615
	369,867	Ryland Mortgage Securities Corp. III 1992-A 1C, 8.13%, 03/29/30	370,021
	24,409	SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	24,380
	836,488	Structured Asset Securities Corp. 1996-6 1A5, 7.50%, 08/25/26	853,239
	386,078	Summit Mortgage Trust 2000-1 B1, 6.12%, 12/28/12[4]	390,301

			7,924,012

U.S. Agency Mortgage-Backed	6,984,800	Fannie Mae 1998-40 E, 6.50%, 07/18/06	7,220,751
—11.18%	30,985	Fannie Mae 1993-221 SD, 9.00%, 03/25/08	31,283
	394,137	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	468,474
	6,561,199	Fannie Mae 1997-44 SB (IO), 4.74%, 06/25/08	380,735
	24,410	Fannie Mae 1993-202 SJ, 9.00%, 11/25/23	24,437
	18,154	Fannie Mae 1994-2 SB, 10.00%, 01/25/24	18,147
	636,684	Fannie Mae 1997-76 FS (FRN), 1.73%, 09/17/27	624,598
	8,539,587	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	8,790,981
	10,717,577	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	11,242,763
	6,145,000	Fannie Mae Gold, 5.50%, 04/15/18	6,371,597
	8,967,104	Fannie Mae Pool 635055, 6.00%, 06/01/17	9,386,037
	878,552	Fannie Mae Pool 567002, 8.00%, 05/01/23	958,095
	1,459,045	Fannie Mae Pool P50019, 7.00%, 07/01/24	1,532,909
	352,947	Fannie Mae Pool C46104, 6.50%, 09/01/29	368,562

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
U.S. Agency Mortgage-Backed	$73,675	Fireman's Fund Mortgage Corp. 1987-2 E, 9.95%, 01/25/18	$74,016
(continued)	177,196	Freddie Mac 1164-O (IO), 9.20%, 11/15/06	14,098
	14,000,000	Freddie Mac 2544 PI (IO), 5.50%, 08/15/16	1,336,093
	402,418	Freddie Mac 2174 PA, 6.50%, 03/15/22	403,291
	126,951	Freddie Mac 1634 SE, 8.80%, 12/15/23	129,173
	3,395,545	Freddie Mac 2274 TV, 6.00%, 09/15/28	3,451,076
	94,873	Freddie Mac Gold 21 SG, 9.39%, 10/25/23	95,410
	985,011	Freddie Mac Pool 786781, 5.79%, 08/01/29	1,019,449
	18,035	Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	19,744
	57,231	Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	62,493
	33,174	Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	36,084
	169,584	Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	184,091
	307,753	Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	324,122
	2,570,326	Government National Mortgage Association Pool 80589, 6.00%, 03/20/32	2,652,445

			57,220,954

		Total Mortgage-Backed	80,339,758

U.S. AGENCY SECURITIES 1.71%
U.S. Agency Securities—1.71%	7,810,000	Fannie Mae, 7.00%, 07/15/05	8,727,933

U.S. TREASURY SECURITIES 2.63%
U.S. Treasury Notes—2.63%	10,654,000	U.S. Treasury Notes, 3.38%, 01/15/07	13,446,049

		Total Bonds
		(Cost $478,320,698)	439,299,120

SHORT TERM INVESTMENTS 14.70%
Commercial Paper	1,315,000	Alcoa, Inc., 1.25%[5], 04/25/03	1,313,904
—9.02%	8,900,000	DaimlerChrysler NA Holdings, 1.47%[5], 04/25/03	8,891,278
	10,000,000	FMC Corp., 1.19%[5], 04/22/03	9,993,058
	10,500,000	General Electric Capital Corp., 1.24%[5], 04/24/03	10,491,682
	3,500,000	General Motors Acceptance Corp., 1.48%[5], 04/28/03	3,496,115
	12,000,000	National Rural Utilities, 1.25%[5], 04/24/03	11,990,417

			46,176,454

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Short-Term Investments (continued)
Money Market RIC	$66,000	Dreyfus Cash Management	$66,000
—4.92%	25,110,000	J.P. Morgan Institutional Prime Money Market	25,110,000

			25,176,000

U.S. Agency	103,000	Fannie Mae, 1.25%[5], 04/02/03	102,996
Discount Notes	3,795,000	Fannie Mae, 1.20%[5], 04/22/03	3,792,344

—0.76%			3,895,340

		Total Short Term Investments
		(Cost $75,247,794)	75,247,794

		Total Investments—100.55%
		(Cost $553,568,492)[1]	514,546,914

		Liabilities Less Cash and Other Assets—(0.55)%	(2,814,559)

		Net Assets—100.00%	$511,732,355

FUTURES CONTRACTS: SHORT POSITIONS
Number of Contracts		Unrealized Depreciation

128	U.S. Treasury 2 Year Note, June 2003	$(89,062)

	Net unrealized depreciation	$(89,062)

Notes:

[1]	Cost for Federal income tax purposes is $553,568,767 and net unrealized depreciation consists of:

Gross unrealized appreciation	$19,569,178
Gross unrealized depreciation	(58,591,031)

Net unrealized depreciation	$(39,021,853)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31,2003 was $76,965,309 representing 15.04% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

Security	Date of Purchase	Cost	Value	% of TNA
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX (FRN), 3.13%, 06/15/06	08/22/01	$ 939,485	$ 863,220	0.17%
Banco de Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10	01/23/01	4,696,913	1,813,357	0.35%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	04/05/00	4,880,765	1,934,608	0.38%
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	08/17/01	1,909,074	1,939,625	0.38%

Security	Date of Purchase	Cost	Value	% of TNA
DLJ Mortgage Acceptance Corp. 1993-Q18 SC (IO), 2.85%, 01/25/24	10/01/97	$ 0	$ 11	0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.78%, 05/25/24	06/19/97	221,090	56,583	0.01%
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26	10/20/98	59,943	96,065	0.02%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.34%, 06/25/26	01/04/99	0	29,714	0.01%
Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	04/19/99	6,378,106	3,994,375	0.78%
Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	03/14/02	3,208,849	3,241,324	0.63%
North Street 2000-1 (FRN), 3.09%, 07/30/10	05/30/00	3,482,647	2,345,000	0.46%
Polaris Securities, Inc. A1 (PO), 6.34%, 07/17/09	11/01/01	4,116,966	4,378,478	0.86%
Residential Accredit Loans, Inc. 2001-QS12 A3A (IO), 6.65%, 09/25/31	10/31/01	0	135,521	0.03%
United Air Lines (FRN), 1.56%, 03/02/04	11/20/01	8,533,709	6,154,937	1.21%

		$38,427,547	$26,982,818	5.29%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.

(EMTN): Euro medium term note
(FRN): Floating rate note—The rate disclosed is that in effect at March 31, 2003.
(IO): Interest only
(MTN): Medium term note
(PO): Principal only

See accompanying notes to financial statements.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

FIXED INCOME SECURITIES 68.53%
Asset-Backed Securities	$ 1,082,398	ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	$1,078,825
—21.46%[3]	799,531	Citi Financial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	803,110
	600,000	Conseco Finance 2000-C B2 (FRN), 3.33%, 07/15/29	519,180
	2,063,621	Conseco Finance 2002-A A2, 4.69%, 04/15/32	2,070,423
	2,000,000	Conseco Finance 2002-B A2, 5.31%, 05/15/33	2,065,000
	286,233	CS First Boston Mortgage Securities Corp. 2001-H30N A, 8.00%, 07/27/32	277,646
	1,700,000	Embarcadero Aircraft Securitization 2000-A A1 (FRN), 1.76%, 08/15/25[4]	1,259,870
	55,932	First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	55,787
	1,390,202	Galileo Securities, Inc. 2002-1A A1 (FRN), 1.85%, 02/03/11	1,086,095
	520,000	Green Tree Financial Corp. 1995-5 B2, 7.65%, 9/15/26[6]	235,596
	1,700,000	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	693,090
	60,869	Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	62,069
	1,000,000	Green Tree Home Improvement Loan Trust 1999-B M1, 8.38%, 07/15/26	1,083,230
	250,000	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	265,795
	740,673	Green Tree Recreational, Equipment & Consumer Trust 1996-B CTFS, 7.70%, 07/15/18	742,382
	938,404	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	940,499
	350,000	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	350,104
	509,366	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	531,538
	332,267	Indymac Home Equity Loan Asset-Backed Trust 2000-A AF2, 7.82%, 05/25/26	333,273
	458,085	Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	457,797
	4,261	Nationscredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	4,587
	500,000	Newbury Funding CBO Ltd. 2000-1 A3 (FRN), 4.09%, 02/15/30[4]	462,650
	2,007,930	Oakwood Mortgage Investors, Inc. 2002-B A1 (FRN), 1.51%, 05/15/13	2,009,735
	151,413	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	162,958
	1,100,000	UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	1,156,897

	Principal Amount	Issues	Value

Fixed Income Securities (continued)
Asset-Backed Securities (continued)	$ 247,204	Xerox Equipment Lease Owner Trust 2001-1 A (FRN), 3.28%, 02/15/08[4]	$ 248,266

		Total Asset-Backed Securities	18,956,402

CORPORATES 31.78%[2]
Airlines—2.37%	184,449	America West Airlines, 6.86%, 07/02/04[6]	128,984
	1,100,000	Delta Air Lines (FRN), 2.09%, 01/25/08[4]	1,100,792
	1,194,719	United Air Lines (FRN), 1.56%, 03/02/04[6]	861,691

			2,091,467

Automotive —1.14%	1,000,000	DaimlerChrysler NA Holdings, 7.75%, 05/27/03	1,009,438

Banks—0.79%	700,000	Societe Generale (EMTN) (FRN), 1.99%, 10/29/49	696,392

Commercial Services—1.72%	1,600,000	Hertz Corp. (FRN), 1.88%, 08/13/04	1,520,240

Electric—3.43%	800,000	Avnet, Inc., 6.88%, 03/15/04	806,221
	1,200,000	Calpine Corp., 8.25%, 08/15/05	798,000
	1,200,000	Enterprise Cap Trust II (FRN), 2.51%, 06/30/28	1,021,358
	405,716	Kansas Gas & Electric Co., 6.76%, 09/29/03	406,730

			3,032,309

Finance—5.42%	2,300,000	Capital One Bank (FRN), 2.24%, 06/23/03	2,292,709
	500,000	Capital One Bank (FRN), 2.06%, 07/28/03	497,305
	1,064,000	Finova Group, Inc., 7.50%, 11/15/09	380,380
	500,000	Ford Motor Credit Co, (EMTN) (FRN), 1.84%, 07/07/05	453,750
	400,000	Ford Motor Credit Co, (FRN) (MTN), 1.81%, 07/18/05	362,383
	500,000	MBNA America Bank NA (FRN), 1.77%, 05/12/04[4]	498,453
	300,000	MBNA Corp. (FRN) (MTN), 1.89%, 05/23/03	299,594

			4,784,574

Insurance—0.85%	800,000	Fairfax Financial Holdings, 7.75%, 12/15/03	752,000

Oil & Gas—1.79%	1,500,000	Sempra Energy Co., 6.80%, 07/01/04	1,580,066

Pipelines—2.68%	2,400,000	Williams Co., Inc., 9.25%, 03/15/04	2,370,000

Real Estate Investment Trust	1,000,000	Colonial Realty LP (MTN), 6.96%, 07/26/04	1,055,214
(REIT)—4.94%	700,000	New Plan Excel Realty Trust (MTN), 7.33%, 11/20/03	723,934
	1,500,000	Simon Property Group, Inc., 7.05%, 04/01/03[4]	1,500,000
	300,000	Summit Properties Partnership, 6.63%, 12/15/03	307,331
	750,000	United Dominion Realty Trust (MTN), 7.67%, 01/26/04	777,944

			4,364,423

See accompanying notes to financial statements.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Corporates (continued)
Secured Assets —1.77%	$1,060,682	Magnus Funding Ltd. 1A B (FRN), 2.72%, 6/15/11[6]	$ 713,521
	931,307	Zermatt CBO Ltd. 1A A (FRN), 1.84%, 09/01/10[4]	853,450

			1,566,971

Telecommunica- tions—4.88%	1,603	Intermedia Communication (PFD), 13.50%, 03/31/09[7]	212,389
	1,500,000	Qwest Capital Funding, 5.88%, 08/03/04	1,365,000
	1,700,000	U.S. West Capital Funding, 6.25%, 07/15/05	1,440,750
	1,800,000	Worldcom, Inc., 7.88%, 05/15/03[7]	486,000
	2,000,000	Worldcom, Inc., 6.50%, 05/15/04[7]	540,000
	1,000,000	Worldcom, Inc., 7.38%, 01/15/49[4,7]	270,000

			4,314,139

		Total Corporates	28,082,019

MORTGAGE-BACKED 14.35%[3]
Commercial Mortgage Backed —3.38%	2,100,000	CS First Boston Mortgage Securities 2001-LCCA D (FRN), 4.49%, 12/05/13[4]	2,101,446
	884,000	CS First Boston Mortgage Securities 2001-LCCA E (FRN), 5.09%, 12/05/13[4]	881,858

			2,983,304

Non-Agency Mortgage Backed	1,329,984	Blaylock Mortgage Capital Corp. 1997-A B1, 6.43%, 10/25/04[4]	1,357,515
—3.26%	75,573	DLJ Mortgage Acceptance Corp. 1992-Q4 A2, 5.57%, 07/25/22	75,475
	464,015	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.66%, 06/25/24[4,6]	580
	67,186	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	8,782
	9,044	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	9,645
	1,702	Ryland Mortgage Securities Corp. III 1992-A 1C, 8.13%, 03/29/30	1,703
	693,966	Structured Asset Securities Corp. 2002-5A 6A, 6.40%, 04/25/32	711,776
	45,430	Summit Mortgage Trust 2000-1 B5, 6.12%, 12/28/12[4]	45,253
	663,078	Wells Fargo Mortgage Backed Securities Trust 2000-2 1A7, 7.75%, 06/25/30	672,696

			2,883,425

	Principal Amount	Issues	Value

Mortgage-Backed (continued)
U.S. Agency Mortgage-Backed	$ 14,072	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	$ 16,726
—7.71%	19,773	Fannie Mae G-36 ZB, 7.00%, 11/25/21	21,424
	2,710,983	Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23	289,763
	1,396,012	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	1,437,109
	2,040,000	Fannie Mae, 5.00%, 06/25/18	2,080,164
	56,986	Freddie Mac Gold 2 L, 8.00%, 11/25/22	68,338
	1,175,032	Freddie Mac 1726 Z, 6.75%, 02/15/20	1,188,933
	1,600,000	Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	172,384
	631,711	Freddie Mac 2145 MA, 6.00%, 07/15/26	636,813
	800,000	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	149,449
	740,921	Freddie Mac 2479 HK, 6.10%, 02/15/29	748,915

			6,810,018

		Total Mortgage-Backed	12,676,747

U.S. AGENCY SECURITIES 0.94%
U.S. Agency Securities—0.94%	830,000	Federal Home Loan Bank, 2.50%, 03/15/06	833,320

		Total U.S. Agency Securities	833,320

		Total Fixed Income Securities
		(Cost $66,467,362)	60,548,488

COMMON STOCK 0.24%
	Shares

	2,520	S & P 500 Depository Receipt	213,545

		Total Common Stock
		(Cost $216,801)	213,545

SHORT TERM INVESTMENTS 34.97%
	Principal Amount

Commercial Paper—14.35%	2,935,000	Alcoa, Inc., 1.21% to 1.23%[5], 04/04/03	2,934,702
	1,360,000	DaimlerChrysler NA Holdings, 1.50%[5], 04/07/03	1,359,660
	1,990,000	General Electric Capital Corp., 1.24%[5], 04/24/03	1,988,423
	2,600,000	General Motors Acceptance Corp., 1.48%[5], 04/17/03	2,598,290
	1,900,000	National Rural Utilities, 1.25 to 1.27%[5], 04/24/03	1,898,470
	1,900,000	Wells Fargo, 1.21%[5], 04/09/03	1,899,489

			12,679,034

Money Market	700,000	Dreyfus Cash Management	700,000
RIC—5.69%	4,325,000	J.P. Morgan Institutional Prime Money Market	4,325,000

			5,025,000

See accompanying notes to financial statements.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Short Term Investments (continued)
U.S. Agency	$1,350,000	Fannie Mae, 1.18%[5], 04/04/03	$ 1,349,867
Discount Notes	1,000,000	Fannie Mae, 1.21%[5], 04/23/03	999,261
—14.93%	475,000	Fannie Mae, 1.19%[5], 05/21/03	474,215
	5,780,000	Fannie Mae, 1.19%[5], 06/04/03	5,767,581
	3,605,000	FMC Corp., 1.95%[5], 04/08/03	3,604,166
	1,000,000	FMC Corp., 1.95%[5], 04/15/03	999,537

			13,194,627

		Total Short Term Investments
		(Cost $30,898,853)	30,898,661

		Total Investments—103.74%
		(Cost $97,583,016)[1]	91,660,694

		Liabilities Less Cash and Other Assets—(3.74)%	(3,307,728)

		Net Assets—100.00%	$88,352,966

FUTURES CONTRACTS: LONG POSITIONS

Number of Contracts		Unrealized Appreciation/ (Depreciation)

415	S & P Index, June 2003	$753,824
3	S & P Mini, June 2003	(2,898)

	Net unrealized appreciation	$750,926

Notes:

[1]	Cost for Federal income tax purposes is $97,597,991 and net unrealized depreciation consists of:

Gross unrealized appreciation	$1,415,843
Gross unrealized depreciation	(7,353,140)

Net unrealized depreciation	$(5,937,297)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2003 was $12,629,817 representing 14.29% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

Security	Date of Purchase	Cost	Value	% of TNA
America West Airlines, 6.86%, 07/02/04	06/19/01	$183,470	$128,984	0.15%
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.66%, 06/25/24	01/28/99	66,171	580	0.00%
Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26	01/22/01	360,022	235,596	0.27%
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	03/27/03	349,999	350,104	0.39%
IMPAC Secured Assets CMN Owner Trust
1999-2 A9 (IO), 9.00%, 01/25/30	01/12/00	32,936	8,782	0.01%
Magnus Funding Ltd. 1A B (FRN), 2.72%, 06/15/11	04/11/00	965,571	713,521	0.81%
United Air Lines (FRN), 1.56%, 03/02/04	11/20/01	1,194,719	861,691	0.97%

		$3,152,888	$2,299,258	2.60%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.

(EMTN): Euro Medium term note

(FRN): Floating rate note—The rate disclosed is that in effect at March 31, 2003.

(IO): Interest only

(MTN): Medium term note

(PFD): Preferred Stock

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

BONDS 90.15%
Asset-Backed Securities —28.13%[3]	$2,350,000	AmeriQuest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 12/15/32[6]	$169,642
	288,639	ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	287,687
	400,000	Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	428,618
	1,348,949	Centex Home Equity 2002-D AIO (IO), 4.30%, 11/25/05[6]	83,045
	270,000	Conseco Finance 2002-A B2 (FRN), 7.03%, 04/15/32[4]	256,586
	525,000	Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	524,631
	500,000	Conseco Finance 2001-D A5, 6.19%, 11/15/32	535,157
	80,000	Conseco Finance Securitizations Corp. 2001-3 A4, 6.91%, 05/01/33	76,900
	414,991	FHLMC Structured Pass Through Securities T-49 AF1, 2.57%, 12/25/32	416,215
	400,000	GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	411,500
	3,000	Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	2,886
	800,000	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	326,160
	992	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	994
	250,000	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	250,075
	558,688	Keystone Owner Trust 1998-PI M2, 7.93%, 05/25/25[4]	586,480
	669,310	Oakwood Mortgage Investors, Inc. 2002-B A1 (FRN), 1.51%, 05/15/13	669,912
	435,740	Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	448,820
	500,000	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	514,219
	600,000	Residential Asset Mortgage Products, Inc. 2003-RS2 AI5, 5.49%, 03/25/33	598,849
	268,116	Saxson Asset Securities Trust 2000-3 AF4, 7.63%, 09/25/23	274,172
	500,000	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	532,076
	500,000	UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	525,862

		Total Asset-Backed Securities	7,920,486

CORPORATES 26.37%[2]
Airlines—1.98%	414,669	Continental Airlines, Inc. 982-A, 6.41%, 04/15/07	257,613
	87,105	Continental Airlines, Inc. 991-A, 6.55%, 02/02/19	71,646
	276,567	Continental Airlines, Inc. 00-1, 8.05%, 11/01/20	228,880

			558,139

	Principal Amount	Issues	Value

Corporates (continued)
Automotive —2.44%	$300,000	DaimlerChrysler NA Holdings, 7.75%, 05/27/03	$302,831
	500,000	Ford Motor Co., 7.45%, 07/16/31	383,632

			686,463

Commercial Services—1.18%	330,000	PHH Corp., 7.13%, 03/01/13	332,345
Electric—2.99%	280,000	Avnet, Inc., 6.88%, 03/15/04	282,177
	600,000	Calpine Corp., 8.25%, 08/15/05	399,000
	150,000	Southern Cal Edison, 8.00%, 02/15/07[4]	161,250

			842,427

Finance—8.03%	149,148	Air 2 US, 8.03%, 10/01/19[4]	75,370
	280,000	Capital One Bank, 6.65%, 03/15/04	282,633
	335,000	Capital One Bank, 8.25%, 06/15/05	342,717
	255,000	Credit Suisse FB USA, Inc., 6.13%, 11/15/11	267,718
	2,000	Ford Motor Credit Co. (FRN) (MTN), 1.81%, 07/18/05	1,812
	180,000	Ford Motor Credit Co., 7.38%, 10/28/09	170,440
	60,000	Ford Motor Credit Co., 7.88%, 06/15/10	57,445
	30,000	Ford Motor Credit Co., 7.38%, 02/01/11	27,994
	170,000	General Motors Acceptance Corp., 6.13%, 08/28/07	174,503
	100,000	General Motors Acceptance Corp., 6.88%, 09/15/11	98,970
	500,000	General Motors Acceptance Corp., 8.00%, 11/01/31	488,172
	150,000	Household Finance Corp. (FRN), 1.56%, 06/17/05	148,796
	115,000	Household Finance Corp., 6.50%, 01/24/06	125,319

			2,261,889

Forest Products & Paper—0.94%	350,000	Georgia-Pacific Corp., 7.25%, 06/01/28	264,250

Insurance—1.00%	275,000	Nationwide Mutual Insurance, 7.88%, 04/01/33[4]	281,730

Media—1.41%	245,000	Comcast Corp., 8.38%, 11/01/05	272,029
	125,000	Comcast Corp., 5.50%, 03/15/11	125,451

			397,480

Pipelines—3.29%	300,000	El Paso Corp., 7.00%, 05/15/11	238,500
	300,000	Williams Co., Inc., 9.25%, 03/15/04	296,250
	490,000	Williams Co., Inc., 7.88%, 09/01/21	392,000

			926,750

Real Estate Investment Trust (REIT)—1.05%	280,000	Developers Diversifield Realty Corp. (MTN), 6.84%, 12/16/04	294,164

Telecommunica- tions—2.06%	280,000	Citizens Communications, 8.50%, 05/15/06	316,900
	300,000	Sprint Capital Corp., 6.88%, 11/15/28	264,000

			580,900

		Total Corporates	7,426,537

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

MORTGAGE-BACKED 16.81%[3]
Non-Agency Mortgage- Backed—0.73%	$203,221	ABN AMRO Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	$ 205,856
U.S. Agency Mortgage-Backed	485,000	Fannie Mae 1993-225 SG, 21.97%, 12/25/13	577,461
—16.08%	800,000	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	84,846
	296,526	Fannie Mae Pool P50019, 7.00%, 07/01/24	311,538
	1,297	Fannie Mae Pool 527247, 7.00%, 09/01/26	1,375
	1,189	Fannie Mae Pool 545646, 7.00%, 09/01/26	1,261
	551,579	Fannie Mae Pool 549740, 6.50%, 10/01/27	579,879
	435,713	Fannie Mae Pool 253974, 7.00%, 08/01/31	462,059
	840,000	Fannie Mae TBA, 5.00%, 06/15/18	856,538
	265,000	Freddie Mac Gold, 4.50%, 02/15/18	267,816
	103,887	Freddie Mac 1403 M, 6.50%, 12/15/21	104,417
	354,852	Freddie Mac 1588 QC, 6.50%, 10/15/22	358,841
	31,172	Freddie Mac 2093 SM, 12.00%, 02/15/24	31,417
	97,518	Freddie Mac 1710 Z, 6.10%, 03/15/24	98,037
	260,000	Freddie Mac Gold, 5.50%, 04/15/18	269,588
	484,649	Government National Mortgage Association Pool 781477, 7.50%, 12/15/23	522,073

			4,527,146

		Total Mortgage Backed	4,733,002

U.S. TREASURY SECURITIES 18.84%
U.S. Treasury Notes—13.19%	570,000	U.S. Treasury Notes, 6.13%, 08/15/07	653,385
	419,000	U.S. Treasury Notes, 6.00%, 08/15/09	486,073
	109,000	U.S. Treasury Notes, 5.75%, 08/15/10	125,205
	2,229,000	U.S. Treasury Notes, 5.00%, 02/15/11	2,449,985

			3,714,648

U.S. Inflation Index Notes —5.65%	578,000	U.S. Treasury Notes, 3.38%, 01/15/07	729,474
	682,000	U.S. Treasury Notes, 4.25%, 01/15/10	861,402

			1,590,876

		Total U.S. Treasury Securities	5,305,524

		Total Bonds
		(Cost $24,577,900)	25,385,549

	Principal Amount	Issues	Value

SHORT TERM INVESTMENTS 12.55%
Commercial	$1,000,000	Alcoa Inc., 1.23%[5], 04/11/03	$ 999,658
Paper—11.41%	530,000	DaimlerChrysler NA Holdings, 1.47%[5], 04/25/03	529,481
	625,000	Ford Motor Credit Co., 1.50%[5], 04/24/03	624,401
	760,000	General Electric Capital Corp., 1.24%[5], 04/24/03	759,398
	300,000	General Motors Acceptance Corp., 1.51%[5], 04/07/03	299,925

			3,212,863

Money Market RIC—0.15%	41,000	J.P. Morgan Institutional Prime Money Market	41,000

U.S. Agency Discount Notes —0.99%	110,000	Fannie Mae, 1.22%[5], 04/10/03	109,967
	170,000	Freddie Mac, 1.19%[5], 04/15/23	169,921

			279,888

		Total Short Term Investments
		(Cost $3,533,750)	3,533,751

		Total Investments—102.70%
		(Cost $28,111,650)[1]	28,919,300

		Liabilities Less Cash and Other Assets—(2.70)%	(760,276)

		Net Assets—100.00%	$28,159,024

Notes:
[1] Cost for Federal income tax purposes is $28,140,150 and net unrealized appreciation consists of:
Gross unrealized appreciation	$1,021,232
Gross unrealized depreciation	(242,082)

Net unrealized appreciation	$779,150

[2] Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3] Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

[4]   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualifield institutional buyers. The market value of these securities at March 31, 2003 was $2,423,809 representing 8.61% of total net assets.

[5] Represents annualized yield at date of purchase.
[6] Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

Security	Date of Purchase	Cost	Value	% of TNA
AmeriQuest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 12/15/32	08/13/02	$171,700	$169,642	0.60%
Centex Home Equity 2002-D A10 (IO), 4.30%, 11/25/05	02/01/03	83,891	83,045	0.29%

HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	03/27/03	249,999	250,075	0.89%

		$505,590	$502,762	1.78%

(FRN): Floating rate note—The rate disclosed is that in effect at March 31, 2003.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

FIXED INCOME SECURITIES 93.24%
Asset-Backed Securities	$30,000	Conseco Finance 2002-A B2 (FRN), 7.03%, 04/15/32[4]	$28,510
—2.35%[3]	121,587	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	123,677
	1,000,000	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	1,000,298

		Total Asset-Backed Securities	1,152,485

CORPORATES 89.79%[2]
Advertising —0.59%	250,000	RH Donnelley Finance Corp. I, 10.88%, 12/15/12[4]	286,875

Apparel—1.94%	1,000,000	Levi Strauss & Co., 12.25%, 12/15/12[4]	952,500

Automotive —0.31%	200,000	Ford Motor Co., 7.45%, 07/16/31	153,453

Auto Parts & Equipment	500,000	Collins & Aikman Products, 10.75%, 12/31/11	485,400
—2.56%	250,000	Rexnord Corp., 10.13%, 12/15/12[4]	266,875
	500,000	TRW Automotive, Inc., 9.38%, 02/15/13[4]	502,500

			1,254,775

Building Materials—0.84%	1,000,000	Armstrong Holdings, Inc., 6.50%, 08/15/05[7]	410,000

Chemicals—2.95%	500,000	FMC Corp., 10.25%, 11/01/09[4]	552,500
	500,000	Lyondell Chemical Co., 9.63%, 05/01/07	502,500
	500,000	OM Group, Inc., 9.25%, 12/15/11	392,500

			1,447,500

Commercial Services—1.49%	700,000	NA United Rentals, Inc., 10.75% 04/15/08	728,000

Electric—11.39%	1,000,000	Aquila, Inc., 8.00%, 03/01/23	740,000
	500,000	Avnet, Inc., 9.75%, 02/15/08	513,090
	750,000	Calpine Canada Energy Finance, 8.50%, 05/01/08	435,000
	250,000	Calpine Corp., 8.25%, 08/15/05	166,250
	500,000	Calpine Corp., 8.50%, 02/15/11	282,500
	200,000	Edison International, Inc., 6.88%, 09/15/04	201,000
	750,000	Illinova Corp., 11.50%, 12/15/10[4]	795,000
	100,000	PG&E Corp., 7.25%, 03/01/26	97,750
	1,000,000	PG&E Corp., 7.25%, 08/01/26	977,500
	500,000	Southern Cal Edison, 8.00%, 02/15/07[4]	537,500
	250,000	TECO Energy, Inc., 10.50%, 12/01/07	268,750
	525,000	TECO Energy, Inc., 10.50%, 12/01/07[4]	564,375

			5,578,715

Engineering & Construction	500,000	Massey Energy Co., 6.95%, 03/01/07	432,500
—0.88%

	Principal Amount	Issues	Value

Corporates (continued)
Entertainment —1.02%	$225,000	Intrawest Corp., 10.50%, 02/01/10	$ 242,437
	250,000	Penn National Gaming, Inc., 8.88%, 03/15/10	256,250

			498,687

Environmental Control—1.48%	695,000	Allied Waste North America, 10.00%, 08/01/09	724,537

Finance—3.08%	1,000,000	American Tower Escrow, 0.00%, 08/01/08[4]	665,000
	1,000,000	Finova Group, Inc., 7.50%, 11/15/09	357,500
	500,000	Williams Scotsman, Inc., 9.88%, 06/01/07	488,750

			1,511,250

Food—4.50%	1,000,000	Burns Philp Capital Property/US, 10.75%, 02/15/11[4]	1,015,000
	185,000	Del Monte Corp., 9.25%, 05/15/11	198,181
	950,000	Dole Foods Co., 7.25%, 05/01/09	992,750

			2,205,931

Forest Products & Paper—1.76%	500,000	Georgia-Pacific Corp., 9.38%, 02/01/13[4]	530,000
	175,000	Georgia-Pacific Corp., 8.13%, 06/15/23	142,625
	250,000	Georgia-Pacific Corp., 7.25%, 06/01/28	188,750

			861,375

Health Care Products—1.97%	500,000	Extendicare Health Services, 9.35%, 12/15/07	407,500
	245,000	Sybron Dental Specialties, 8.13%, 06/15/12	251,125
	285,000	US Oncology, Inc., 9.63%, 02/01/12	299,250

			957,875

Home Builders —1.89%	200,000	K. Hovnanian Enterprises, 9.13%, 05/01/09	214,000
	500,000	K. Hovnanian Enterprises, 8.88%, 04/01/12	507,500
	200,000	Standard Pacific Corp., 8.50%, 04/01/09	206,750

			928,250

Insurance—2.05%	500,000	Fairfax Financial Holdings, 7.38%, 03/15/06	372,500
	450,000	Fairfax Financial Holdings, 7.38%, 04/15/18	249,750
	500,000	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	383,656

			1,005,906

Lodging—2.11%	1,000,000	Aztar Corp., 8.88%, 05/15/07	1,032,500

Media—10.76%	400,000	Canwest Media, Inc., 10.63%, 05/15/11	442,500
	250,000	Charter Communication Holdings/Charter Capital, 11.13%, 01/15/11	112,500
	500,000	Charter Communication Holdings/Charter Capital, 13.50%, 01/15/11	152,500

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2003

	Principal Amount	Issues	Value

Corporates (continued)
Media (continued)	$450,000	Charter Communication Holdings/Charter Capital, 10.00%, 05/15/11	$198,000
	1,000,000	Comcast Corp., 5.50%, 03/15/11	1,003,606
	9,750	CSC Holdings Inc. (PFD), 11.13%, 04/01/08	1,011,563
	250,000	Dex Media East LLC/Finance, 9.88%, 11/15/09[4]	283,125
	500,000	DIRECTV Holdings/Finance, 8.38%, 03/15/13[4]	553,750
	1,000,000	Houghton Mifflin Co., 8.25%, 02/01/11[4]	1,075,000
	425,000	Sinclair Broadcast Group, 8.00%, 03/15/12	440,938

			5,273,482

Mining—2.12%	1,000,000	Freeport-McMoran C & G, 10.13%, 02/01/10[4]	1,038,750

Miscellaneous Manufacturing Industries —2.37%	250,000	Hexcel Corp., 9.88%, 10/01/08[4]	261,875
	400,000	Steel Dynamics, Inc., 9.50%, 03/15/09	410,000
	500,000	Tyco International Group SA, 6.38%, 02/15/06	490,000

			1,161,875

Oil & Gas—5.75%	185,000	Denbury Management, Inc., 9.00%, 03/01/08	194,713
	500,000	Denbury Resources, Inc., 9.00%, 03/01/08	526,250
	500,000	Denbury Resources, Inc., 7.50%, 04/01/13[4]	502,500
	750,000	Premcor Refining Group, 9.50%, 02/01/13[4]	810,000
	500,000	Vintage Petroleum, 8.63%, 02/01/09	517,500
	250,000	Westport Resources Corp., 8.25%, 11/01/11[4]	268,125

			2,819,088

Packaging & Containers —7.22%	1,000,000	Anchor Glass Container, 11.00%, 02/15/13[4]	1,040,000
	1,000,000	Crown Euro Holdings SA, 10.88%, 03/01/13[4]	1,016,250
	700,000	Graham Packaging/GPC Capital, 10.75%, 01/15/09	703,500
	750,000	Owens-Brockway Glass Container, 8.75%, 11/15/12[4]	775,312

			3,535,062

Pipelines—4.33%	500,000	El Paso Corp. (MTN), 7.75%, 01/15/32	360,000
	500,000	Northwest Pipeline Corp., 8.13%, 03/01/10[4]	525,000
	500,000	Williams Co., Inc., 9.25%, 03/15/04	493,750
	950,000	Williams Co., Inc., 7.75%, 06/15/31	741,000

			2,119,750

Real Estate Investment Trust (REIT)—0.95%	475,000	Host Marriott LP, 8.38%, 02/15/06	466,687

Retail—2.41%	250,000	Amerigas Part/Eagle Finance, 8.88%, 05/20/11[4]	266,250
	360,000	Dollar General Corp., 8.63%, 06/15/10	378,227

	Principal Amount	Issues	Value

Corporates (continued)
Retail (continued)	$500,000	Remington Arms Co., 10.50%, 02/01/11[4]	$537,500

			1,181,977

Telecommuni- cations—11.07%	500,000	Avaya, Inc., 11.13%, 04/01/09	512,500
	550,000	Crown Castle International Corp., 10.75%, 08/01/11	539,000
	1,000,000	Fairmount Communications, 11.88%, 03/01/10[4]	1,055,000
	500,000	Nextel Communications, 9.38%, 11/15/09	527,500
	500,000	Qwest Communications International, 7.25%, 11/01/08	427,500
	250,000	Qwest Services Corp., 13.00%, 12/15/07[4]	264,375
	1,000,000	Sprint Capital Corp., 6.88%, 11/15/28	880,000
	250,000	Telecorp PCS, Inc., 10.63%, 07/15/10	288,125
	2,450,000	Worldcom, Inc., 6.25%, 08/15/03[7]	661,500
	1,000,000	Worldcom, Inc., 6.40%, 08/15/05[7]	270,000

			5,425,500

		Total Corporates	43,992,800

MORTGAGE-BACKED 1.10%[3]
U.S. Agency Mortgage-Backed	215,000	Fannie Mae 1993-225 SG, 21.97%, 12/25/13	255,988
—1.10%	23,870	Fannie Mae 1998-3 S (IO), 10.73%, 05/25/23	444
	23,871	Fannie Mae 1998-3 (PO), 11.45%[5] 05/25/23	23,784
	121,133	Fannie Mae 1993-210 SD, 18.81%, 11/25/23	123,072
	131,905	Fannie Mae 1994-51 SA, 22.26%, 03/25/24	137,362

		Total Mortgage Backed	540,650

		Total Fixed Income Securities
		(Cost $43,424,530)	45,685,935

SHORT TERM INVESTMENTS 4.08%
Money Market RIC—4.08%	1,996,000	J.P. Morgan Institutional Prime Money Market	1,996,000

		Total Short Term Investments
		(Cost $1,996,000)	1,996,000

		Total Investments—97.32%

		(Cost $45,420,530)[1]	47,681,935

		Cash and Other Assets, Less Liabilities— 2.68%	1,313,892

		Net Assets—100.00%	$48,995,827

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2003

Notes:

[1]	Cost for Federal income tax purposes is $45,420,530 and net unrealized appreciation consists of:
Gross unrealized appreciation	$2,522,522
Gross unrealized depreciation	(261,117)

Net unrealized appreciation	$2,261,405

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualifield institutional buyers. The market value of these securities at March 31, 2003 was $18,477,078 representing 37.71% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Security determined to be illiquid and procedures approved by the Fund’s Board of Trustees. Information related to this security is as follows:

Security	Date of Purchase	Cost	Value	% of TNA
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	03/27/03	$999,998	$1,000,298	2.04%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.

(FRN): Floating rate note—The rate disclosed is that in effect at March 31, 2003.

(IO): Interest only

(MTN): Medium term note

(PO): Principal only

(PFD): Preferred Stock

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2003

	Total Return	Low Duration	AlphaTrak 500	Intermediate	High Yield
	Bond Fund	Bond Fund	Fund	Bond Fund*	Bond Fund**
Assets:
Investments, at value (Cost $1,644,319,252, $553,568,492, $97,583,016, $28,111,650 and $45,420,530, respectively) (Note 2)	$1,535,745,846	$514,546,914	$91,660,694	$28,919,300	$47,681,935
Cash and cash equivalents (Note 2)	852,740	366,190	46,131	391,791	19,917
Dividends and interest receivable	20,174,032	4,444,153	470,273	258,526	1,022,328
Receivable for securities sold	37,824,576	0	2,114,729	831,280	768,156
Receivable for capital stock sold	967,555	284,289	150,000	0	123,735
Deferred unamortized organizational costs (Note 2)	0	0	921	0	0
Other assets	121,881	43,169	76	101	10,235

Total assets	1,595,686,630	519,684,715	94,442,824	30,400,998	49,626,306

Liabilities:
Payable for securities purchased	95,717,226	6,382,692	4,185,027	2,212,915	429,025
Payable for capital stock redeemed	3,000,894	1,042,672	81,106	0	151,693
Variation margin (Note 3)	0	22,000	1,686,036	0	0
Due to Adviser (Note 5)	389,850	97,838	18,957	16,661	21,696
Accrued expenses	284,682	124,759	21,692	12,398	10,402
Accrued 12b-1 expenses	92,135	46,569	0	0	8,475
Distributions payable	839,577	235,830	97,040	0	9,188

Total liabilities	100,324,364	7,952,360	6,089,858	2,241,974	630,479

Net assets	$1,495,362,266	$511,732,355	$88,352,966	$28,159,024	$48,995,827

Class M Shares:
Net assets (Applicable to 59,384,577, 32,663,697, 16,093,923 and 4,306,807 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$550,890,746	$305,726,188	$88,352,966	N/A	$48,995,827

Net asset value, offering and redemption price per Class M share	$9.28	$9.36	$5.49	N/A	$11.38

Class I Shares:
Net assets (Applicable to 101,834,535, 22,003,239 and 2,685,416 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$944,471,520	$206,006,167	N/A	$28,159,024	N/A

Net asset value, offering and redemption price per Class I share	$9.27	$9.36	N/A	$10.49	N/A

Net Assets Consist of:
Capital paid-in	$1,680,372,246	$566,408,112	$143,499,674	$27,189,894	$45,861,115
Accumulated undistributed net investment income	0	0	10,808	0	0
Accumulated undistributed net realized (loss)/gain on investments and futures contracts	(76,436,574)	(15,565,117)	(49,986,120)	161,480	873,307
Net unrealized (depreciation)/appreciation on investments and futures contracts	(108,573,406)	(39,110,640)	(5,171,396)	807,650	2,261,405

	$1,495,362,266	$511,732,355	$88,352,966	$28,159,024	$48,995,827

*	The Intermediate Bond Fund commenced operations on June 28, 2002.
**	The High Yield Bond Fund commenced operations on September 30, 2002.
N/A	— Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2003

	Total Return	Low Duration	AlphaTrak 500	Intermediate	High Yield
	Bond Fund	Bond Fund	Fund	Bond Fund*	Bond Fund**
Investment Income:
Dividends	$0	$0	$3,211	$0	$0
Interest	138,641,837	37,643,546	5,147,347	1,037,730	1,217,815

Total investment income	138,641,837	37,643,546	5,150,558	1,037,730	1,217,815

Expenses:
Investment advisory fees (Note 5)	6,004,881	1,888,108	319,487	61,430	60,200
Administration fees	1,098,154	434,179	81,711	20,054	12,188
Amortization of organizational expenses (Note 2)	0	0	3,847	0	0
Auditing and tax consulting fees	73,674	19,055	0	3,500	2,500
Custodian fees	187,997	80,703	16,926	6,087	4,635
Distribution fees	1,353,617	730,816	0	0	30,100
Insurance expenses	41,996	17,083	1,985	0	0
Legal fees	41,517	17,761	2,346	1,000	700
Miscellaneous expenses	35,000	19,000	3,000	402	365
Registration and filing fees	37,960	31,375	17,384	620	20,029
Reports to shareholders	54,417	20,022	3,699	700	500
Transfer agent fees	244,144	160,768	30,102	18,088	13,377
Trustees’ fees and expenses	33,500	2,444	1,500	500	350

Total operating expenses	9,206,857	3,421,314	481,987	112,381	144,944

Expenses waived and reimbursed (Note 5)	(303,151)	(235,627)	0	(35,155)	(48,623)

Net expenses	8,903,706	3,185,687	481,987	77,226	96,321

Net investment income	129,738,131	34,457,859	4,668,571	960,504	1,121,494

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized (loss)/gain on investments and futures contracts	(75,591,337)	(4,141,296)	(31,425,074)	420,470	873,307
Net change in unrealized (depreciation)/appreciation on investments	(59,682,187)	(35,534,128)	(6,031,386)	807,650	2,261,405
Net change in unrealized (depreciation)/appreciation on futures contracts	0	(549,749)	659,695	0	0

Net realized and unrealized (loss)/gain on investments and futures contracts	(135,273,524)	(40,225,173)	(36,796,765)	1,228,120	3,134,712

Net (Decrease)/Increase in Net Assets from Operations	$(5,535,393)	$(5,767,314)	$(32,128,194)	$2,188,624	$4,256,206

*   The Intermediate Bond Fund commenced operations on June 28, 2002.

** The High Yield Bond Fund commenced operations on September 30, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Total Return Bond Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002
Operations:
Net investment income	$129,738,131	$103,852,345
Net realized (loss)/gain on investments and futures contracts	(75,591,337)	18,564,590
Net change in unrealized (depreciation) on investments	(59,682,187)	(66,524,529)

Net (decrease)/increase in net assets resulting from operations	(5,535,393)	55,892,406

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(47,946,324)	(40,487,581)
Class I	(81,791,807)	(63,361,449)
Realized gains on investments:
Class M	(2,563,787)	(6,291,571)
Class I	(4,414,937)	(9,106,610)

Net (decrease) in net assets resulting from dividends and distributions	(136,716,855)	(119,247,211)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	287,082,332	499,653,154
Shares issued in reinvestment of dividends and distributions	45,119,105	42,927,332
Cost of shares redeemed	(418,562,692)	(251,219,740)

Total class M capital share transactions	(86,361,255)	291,360,746

Class I:
Proceeds from sale of shares	345,157,200	739,623,471
Shares issued in reinvestment of dividends and distributions	79,660,583	66,228,395
Cost of shares redeemed	(500,027,492)	(266,298,196)

Total class I capital share transactions	(75,209,709)	539,553,670

Net (decrease)/increase in net assets resulting from capital share transactions	(161,570,964)	830,914,416

Net (decrease)/increase in net assets	(303,823,212)	767,559,611
Net assets at beginning of period	1,799,185,478	1,031,625,867

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$1,495,362,266	$1,799,185,478

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Low Duration Bond Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002

Operations:
Net investment income	$34,457,859	$36,159,182
Net realized (loss) on investments and futures contracts	(4,141,296)	(3,486,122)
Net change in unrealized (depreciation) on investments	(35,534,128)	(8,475,789)
Net change in unrealized (depreciation)/appreciation on futures contracts	(549,749)	283,039

Net (decrease)/increase in net assets resulting from operations	(5,767,314)	24,480,310

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(20,741,786)	(16,798,301)
Class I	(13,716,073)	(19,360,881)

Net (decrease) in net assets resulting from dividends and distributions	(34,457,859)	(36,159,182)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	169,253,482	385,012,181
Shares issued in reinvestment of dividends and distributions	20,166,859	16,183,205
Cost of shares redeemed	(283,665,129)	(136,039,839)

Total class M capital share transactions	(94,244,788)	265,155,547

Class I:
Proceeds from sale of shares	178,002,268	418,967,695
Shares issued in reinvestment of dividends and distributions	11,033,157	16,637,436
Cost of shares redeemed	(294,747,651)	(360,434,909)

Total class I capital share transactions	(105,712,226)	75,170,222

Net (decrease)/increase in net assets resulting from capital share transactions	(199,957,014)	340,325,769

Net (decrease)/increase in net assets	(240,182,187)	328,646,897
Net assets at beginning of period	751,914,542	423,267,645

Net assets at end of period (including undistributed net investment income of $0, and $0, respectively)	$511,732,355	$751,914,542

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	AlphaTrak 500 Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002
Operations:
Net investment income	$4,668,571	$3,913,061
Net realized (loss) on investments and futures contracts	(31,425,074)	(8,911,312)
Net change in unrealized (depreciation)/appreciation on investments	(6,031,386)	224,201
Net change in unrealized appreciation on futures contracts	659,695	5,911,249

Net (decrease)/increase in net assets resulting from operations	(32,128,194)	1,137,199

Dividends and Distributions to Shareholders from:
Net investment income	(5,785,057)	(3,571,394)

Net (decrease) in net assets resulting from dividends and distributions	(5,785,057)	(3,571,394)

Capital Share Transactions:
Proceeds from sale of shares	57,135,392	55,320,116
Shares issued in reinvestment of dividends and distributions	5,409,801	3,563,680
Cost of shares redeemed	(23,028,215)	(24,067,432)

Net increase in net assets resulting from capital share transactions	39,516,978	34,816,364

Net increase in net assets	1,603,727	32,382,169
Net assets at beginning of period	86,749,239	54,367,070

Net assets at end of period (including undistributed net investment income of $10,808, and $1,127,294, respectively)	$88,352,966	$86,749,239

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

Intermediate Bond Fund*
Period Ended March 31, 2003
Operations:
Net investment income	$960,504
Net realized gain on investments	420,470
Net change in unrealized appreciation on investments	807,650

Net increase in net assets resulting from operations	2,188,624

Dividends and Distributions to Shareholders from:
Net investment income	(960,504)
Realized gains on investments	(258,990)

Net (decrease) in net assets resulting from dividends and distributions	(1,219,494)

Capital Share Transactions:
Proceeds from sale of shares	26,072,701
Shares issued in reinvestment of dividends and distributions	1,219,450
Cost of shares redeemed	(102,257)

Net increase in net assets resulting from capital share transactions	27,189,894

Net increase in net assets	28,159,024
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $0)	$28,159,024

* The Intermediate Bond Fund commenced operations on June 28, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

High Yield Bond Fund*
Period Ended March 31, 2003
Operations:
Net investment income	$1,121,494
Net realized gain on investments	873,307
Net change in unrealized appreciation on investments	2,261,405

Net increase in net assets resulting from operations	4,256,206

Dividends and Distributions to Shareholders from:
Net investment income	(1,121,494)

Net (decrease) in net assets resulting from dividends and distributions	(1,121,494)

Capital Share Transactions:
Proceeds from sale of shares	49,132,097
Shares issued in reinvestment of dividends and distributions	1,102,315
Cost of shares redeemed	(4,373,297)

Net increase in net assets resulting from capital share transactions	45,861,115

Net increase in net assets	48,995,827
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $0)	$48,995,827

* High Yield Bond Fund commenced operations on September 30, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M
	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Year Ended March 31, 1999#
Net Asset Value, Beginning of Period	$9.95	$10.34	$10.08	$10.53	$10.49

Income from Investment Operations:
Net investment income	0.70	0.73	0.92	0.78	0.71
Net realized and unrealized (loss)/gain on investments and futures	(0.63)	(0.29)	0.26	(0.44)	0.19

Total from Investment Operations	0.07	0.44	1.18	0.34	0.90

Less Distributions:
Dividends from net investment income	(0.70)	(0.73)	(0.92)	(0.78)	(0.71)
Distributions from net capital gains on investments	(0.04)	(0.10)	0.00	(0.01)	(0.15)

Total Distributions	(0.74)	(0.83)	(0.92)	(0.79)	(0.86)

Net Asset Value, End of Period	$9.28	$9.95	$10.34	$10.08	$10.53

Total Return	0.91%	4.39%	12.46%	3.39%	8.84%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$550,891	$692,279	$426,467	$250,794	$115,233
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.67%	0.68%	0.71%	0.77%	0.97%
After expense reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.42%	7.11%	9.10%	7.56%	6.60%
After expense reimbursement	7.44%	7.14%	9.16%	7.68%	6.92%
Portfolio Turnover Rate	90%	78%	205%	128%	136%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund*
	Class I	Class I	Class I
	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.94	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.72	0.75	0.94
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.63)	(0.30)	0.26

Total from Investment Operations	0.09	0.45	1.20

Less Distributions:
Dividends from net investment income	(0.72)	(0.75)	(0.94)
Distributions from net capital gains on investments	(0.04)	(0.10)	0.00

Total Distributions	(0.76)	(0.85)	(0.94)

Net Asset Value, End of Period	$9.27	$9.94	$10.34

Total Return	1.11%	4.51%	12.70%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$944,471	$1,106,907	$605,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.46%	0.47%	0.50%
After expense reimbursement	0.44%	0.44%	0.44%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.63%	7.32%	9.31%
After expense reimbursement	7.65%	7.35%	9.37%
Portfolio Turnover Rate	90%	78%	205%

*	The Total Return Bond Fund Class I shares commenced operations on March 31, 2000.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M
	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Year Ended March 31, 1999#
Net Asset Value, Beginning of Period	$9.87	$10.03	$9.99	$10.15	$10.18

Income from Investment Operations:
Net investment income	0.51	0.63	0.80	0.72	0.66
Net realized and unrealized (loss)/gain on investments and futures	(0.51)	(0.16)	0.04	(0.11)	(0.02)

Total from Investment Operations	0.00	0.47	0.84	0.61	0.64

Less Distributions:
Dividends from net investment income	(0.51)	(0.63)	(0.80)	(0.72)	(0.66)
Distributions from net capital gains on investments	0.00	0.00	0.00	(0.05)	(0.01)

Total Distributions	(0.51)	(0.63)	(0.80)	(0.77)	(0.67)

Net Asset Value, End of Period	$9.36	$9.87	$10.03	$9.99	$10.15

Total Return	0.10%	4.74%	8.89%	6.22%	6.54%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$305,726	$424,441	$166,246	$367,943	$235,337
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.62%	0.64%	0.65%	0.66%	0.70%
After expense reimbursement	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.36%	6.15%	8.01%	7.14%	6.49%
After expense reimbursement	5.40%	6.21%	8.08%	7.22%	6.61%
Portfolio Turnover Rate	65%	26%	53%	126%	73%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund*
	Class I	Class I	Class I
	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.53	0.65	0.82
Net realized and unrealized (loss)/gain on investments and futures	(0.51)	(0.16)	0.04

Total from Investment Operations	0.02	0.49	0.86

Less Distributions:
Dividends from net investment income	(0.53)	(0.65)	(0.82)

Total Distributions	(0.53)	(0.65)	(0.82)

Net Asset Value, End of Period	$9.36	$9.87	$10.03

Total Return	0.29%	4.94%	9.10%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$206,006	$327,473	$257,021
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.43%	0.45%	0.46%
After expense reimbursement	0.39%	0.39%	0.39%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.55%	6.34%	8.20%
After expense reimbursement	5.59%	6.40%	8.27%
Portfolio Turnover Rate	65%	26%	53%

*	The Low Duration Bond Fund Class I shares commenced operations on March 31, 2000.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	AlphaTrak 500 Fund*
	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Period Ended March 31, 1999#
Net Asset Value, Beginning of Period	$8.20	$8.47	$11.90	$11.40	$10.00

Income from Investment Operations:
Net investment income	0.33	0.48	0.75	0.63	0.44
Net realized and unrealized (loss)/gain on investments and futures	(2.62)	(0.27)	(3.12)	1.43	1.22

Total from Investment Operations	(2.29)	0.21	(2.37)	2.06	1.66

Less Distributions:
Dividends from net investment income	(0.42)	(0.48)	(0.74)	(0.70)	(0.26)
Distributions from net capital gains on investments	0.00	0.00	(0.32)	(0.86)	0.00

Total Distributions	(0.42)	(0.48)	(1.06)	(1.56)	(0.26)

Net Asset Value, End of Period	$5.49	$8.20	$8.47	$11.90	$11.40

Total Return	(28.35)%	2.66%	(21.20)%	19.28%	17.28%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$88,353	$86,749	$54,367	$26,931	$8,104
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.55%	0.89%	0.88%	1.59%	3.39%[1]
After expense reimbursement	0.55%	0.80%	0.63%	0.66%	0.72%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.32%	5.64%	7.31%	5.56%	4.14%[1]
After expense reimbursement	5.32%	5.73%	7.56%	6.49%	6.81%[1]
Portfolio Turnover Rate	72%	23%	82%	280%	74%[2]

*	The AlphaTrak 500 Fund commenced operations on June 29, 1998.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Intermediate Bond Fund*
Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.40
Net realized and unrealized gain on investments and futures contracts	0.59

Total from Investment Operations	0.99

Less Distributions:
Dividends from net investment income	(0.40)
Distributions from net capital gains on investments	(0.10)

Total Distributions	(0.50)

Net Asset Value, End of Period	$10.49

Total Return	10.07%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$28,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.64%[1]
After expense reimbursement	0.44%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.83%[1]
After expense reimbursement	5.03%[1]
Portfolio Turnover Rate	139%[2]

*	The Intermediate Bond Fund commenced operations on June 28, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

High Yield Bond Fund*
Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.47
Net realized and unrealized gain on investments and futures contracts	1.38

Total from Investment Operations	1.85

Less Distributions:
Dividends from net investment income	(0.47)
Distributions from net capital gains on investments	0.00

Total Distributions	(0.47)

Net Asset Value, End of Period	$11.38

Total Return	18.79%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$48,996
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.20%[1]
After expense reimbursement	0.80%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	8.91%[1]
After expense reimbursement	9.31%[1]
Portfolio Turnover Rate	200%[2]

*	The High Yield Bond Fund commenced operations on September 30, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Notes to Financial Statements

March 31, 2003

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of five separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), and Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund – Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002. The High Yield Bond Fund – Class I commenced operations on April 1, 2003 and is not included in this report.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier or divisor that best reflects changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned proxy. Once each month, or more frequently if deemed

Notes to Financial Statements (continued)

appropriate by the Adviser, the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Organization Costs:

For the AlphaTrak 500 Fund, organization costs are being amortized on a straight-line basis over five years starting from the date of commencement of operations.

Distributions to Shareholders:

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Notes to Financial Statements (continued)

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended March 31, 2003, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

In addition to the securities listed above, the AlphaTrak 500 Fund may in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

Notes to Financial Statements (continued)

4.	SECURITIES TRANSACTIONS

Purchases and sales:

Investment transactions for the period ended March 31, 2003, excluding temporary short-term investments, were as follows:

	Purchases	Sales

Total Return Bond Fund	$1,417,547,428	$1,445,430,679

Low Duration Bond Fund	356,300,560	437,277,724

AlphaTrak 500 Fund	59,290,425	47,258,864

Intermediate Bond Fund	59,975,663	31,138,717

High Yield Bond Fund	93,443,696	50,814,421

5.	INVESTMENT ADVISORY SERVICES

As compensation for advisory services, the Adviser charges the Total Return Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.35%, 0.30%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was increased by 0.01% resulting in $319,487 of total management fees for the period ended March 31, 2003. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended March 31, 2003, were as follows:

	Investment Advisory Fee Rate		Voluntary Expense Limitation
	Class M	Class I	Class M	Class I

Total Return Bond Fund	0.35%	0.35%	0.65%	0.44%

Low Duration Bond Fund	0.30	0.30	0.58	0.39

AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 – 0.90	N/A

Intermediate Bond Fund	N/A	0.35	N/A	0.44

High Yield Bond Fund	0.50	N/A	0.80	N/A

6.	SHARE MARKETING (12b-1) PLAN

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Total Return Bond Fund, the Low Duration Bond Fund, and the High Yield Bond Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. Under the Plan, the Trust pays the Distributor, as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.21% for the Total Return Bond Fund and 0.19% for the Low Duration Bond Fund, for the fiscal year ended March 31, 2003. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

Notes to Financial Statements (continued)

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Total Return Bond Fund
	Class M		Class I
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Change in Fund shares:
Shares outstanding at beginning of period	69,601,095	41,246,377	111,318,380	58,541,689
Shares sold	29,861,300	48,636,805	36,000,938	72,171,143
Shares issued through reinvestment of dividends	4,814,087	4,197,977	8,513,253	6,478,840
Shares redeemed	(44,891,905)	(24,480,064)	(53,998,036)	(25,873,292)

Net (decrease)/increase in fund shares	(10,216,518)	28,354,718	(9,483,845)	52,776,691

Share outstanding at end of period	59,384,577	69,601,095	101,834,535	111,318,380

	Low Duration Bond Fund
	Class M		Class I
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Change in Fund shares:
Shares outstanding at beginning of period	43,014,807	16,578,511	33,176,971	25,623,206
Shares sold	17,605,078	38,433,015	18,614,625	41,802,266
Shares issued through reinvestment of dividends	2,134,242	1,617,190	1,166,519	1,659,584
Shares redeemed	(30,090,430)	(13,613,909)	(30,954,876)	(35,908,085)

Net (decrease)/increase in fund shares	(10,351,110)	(26,436,296)	(11,173,732)	7,553,765

Shares outstanding at end of period	32,663,697	43,014,807	22,003,239	33,176,971

			Intermediate Bond Fund	High Yield Bond Fund
	AlphaTrak 500 Fund		Class I	Class M
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	10,574,517	6,416,853	0	0
Shares sold	8,555,747	6,681,097	2,578,009	4,605,139
Shares issued through reinvestment of dividends	883,916	437,007	117,374	100,326
Shares redeemed	(3,920,257)	(2,960,440)	(9,967)	(398,658)

Net increase in Fund shares	5,519,406	4,157,664	2,685,416	4,306,807

Shares outstanding at end of period	16,093,923	10,574,517	2,685,416	4,306,807

Notes to Financial Statements (continued)

8.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2003 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2009	Expiring in 2010	Expiring in 2011
Total Return Bond Fund	$0	$0	$47,640,050
Low Duration Bond Fund	3,331,863	7,389,225	1,278,315
AlphaTrak 500 Fund	2,732,213	15,738,725	25,134,358

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2003, the following Funds had deferred capital losses.

Fund	Losses Deferred
Total Return Bond Fund	$27,969,131
Low Duration Bond Fund	3,621,598
AlphaTrak 500 Fund	5,614,923

Tax Basis of Distributable Income:

As of March 31, 2003, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

	Total Return Bond Fund	Low Duration Bond Fund	AlphaTrak 500 Fund	Intermediate Bond Fund	High Yield Bond Fund
Undistributed ordinary income/(loss) (inclusive of short-term capital gains)	$839,567	$202,927	$107,848	$189,980	$882,495
Undistributed long-term gains	0	0	0	0	0
Accumulated capital loss carryforwards and Post-October losses	(75,609,181)	(15,621,001)	(49,220,219)	0	0
Net unrealized (depreciation)/appreciation	(109,400,789)	(39,021,853)	(5,937,297)	779,150	2,261,405
Dividends payable	(839,577)	(235,830)	(97,040)	0	(9,188)

Total accumulated (losses)/earnings	$(185,009,980)	$(54,675,757)	$(55,146,708)	$969,130	$3,134,712

Tax Basis of Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended March 31, 2003 were as follows:

	Total Return Bond Fund		Low Duration Bond Fund		AlphaTrak 500 Fund
	March 31, 2003	March 31, 2002	March 31, 2003	March 31, 2002	March 31, 2003	March 31 2002
Distributions paid from:
Ordinary income (inclusive of Short-term capital gains)	$133,167,143	$116,597,420	$34,529,440	$36,159,182	$5,688,017	$3,571,394
Net long-term capital gains	3,535,151	2,649,791	0	0	0	0

Total taxable distributions	$136,702,294	$119,247,211	$34,529,440	$36,159,182	$5,688,017	$3,571,394

	Intermediate Bond Fund		High Yield Bond Fund
	March 31, 2003	March 31, 2002	March 31, 2003	March 31, 2002
Distributions paid from:
Ordinary income (inclusive of Short-term capital gains)	$1,219,494	$0	$1,112,306	$0
Net long-term capital gains	0	0	0	0

Total taxable distributions	$1,219,494	$0	$1,112,306	$0

Metropolitan West Funds

Independent Auditors’ Report

To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statements of assets and liabilities of the Metropolitan West Total Return Bond Fund (“Total Return”), the Metropolitan West Low Duration Bond Fund (“Low Duration”), the Metropolitan West AlphaTrak 500 Fund (“AlphaTrak”), the Metropolitan West Intermediate Bond Fund (“Intermediate”), and the Metropolitan West High Yield Bond Fund (“High Yield”) (collectively, the “Funds”), including the schedules of investments, as of March 31, 2003, and the related statements of operations for the year then ended for Total Return, Low Duration, and AlphaTrak, and for the period from June 28, 2002 (commencement of operations) to March 31, 2003 for Intermediate and for the period from September 30, 2002 to March 31, 2003 (commencement of operations) for High Yield, the statements of changes in net assets for each of the two years in the period then ended for Total Return, Low Duration and AlphaTrak and for the period from June 28, 2002 to March 31, 2003 for Intermediate and for the period from September 30, 2002 to March 31, 2003 for High Yield, and the financial highlights for each of the five years in the period then ended for Total Return and Low Duration and for the four years in the period then ended and for period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak and for the period from June 28, 2002 to March 31, 2003 for Intermediate and for the period from September 30, 2002 to March 31, 2003 for High Yield. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Metropolitan West Total Return Bond Fund, the Metropolitan West Low Duration Bond Fund, the Metropolitan West AlphaTrak 500 Fund, the Metropolitan West Intermediate Bond Fund and the Metropolitan West High Yield Bond Fund as of March 31, 2003, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Los Angeles, CA

May 6, 2003

Metropolitan West Funds

Tax Information Notice

(Unaudited)

LONG-TERM CAPITAL GAINS

For the fiscal year ended March 31, 2003 the amounts of long-term capital gains paid are as follows:

Metropolitan West Total Return Bond Fund	$0.021000/share

DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2003, the percentage of ordinary income dividends which will qualify for the dividends received deduction available to corporate shareholders are as follows:

Metropolitan West AlphaTrak 500 Fund	2.27%

Metropolitan West Funds

Privacy Notice

The Fund collects nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally; and

•	Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquires from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

MANAGEMENT INFORMATION (Unaudited)

The business and affairs of the Trust and each Fund is under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Funds is provided in the table below. All Trustees oversee five active Funds as described in this report. For purposes of trust business, the address for all Trustees and officers is c/o Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling (800) 241-4671.

Name and Year Born	Position, Length of Term Served, and Term of Office	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee

Disinterested Trustees

David H. Edington (1957)	Trustee; Indefinite term served since 2001

Mr. Edington is the founder (and since July 1999 has been the President) of Rimrock Capital Management (previously known as Rimrock Enterprises, Inc.), an investment advisory firm which acts as investment adviser to Rimrock Trading, L.P. Prior to April, 1998, Mr. Edington was Managing Director of Pacific Investment Management Company (PIMCO).

None

Martin Luther King III (1957)	Trustee; Indefinite term served since 1997	Since 1998, Mr. King has served as the President and Chief Executive Officer of the Southern Christian Leadership Conference. He has been engaged as an independent motivational lecturer since 1980	None

Daniel D. Villanueva (1937)	Trustee; Indefinite term served since 1997	Mr. Villanueva has served as the Chairman and Managing Director of Bastion Capital Corporation (investments) since 1990. He has served as the Chairman of Integrated Water Resources since 1999.	Director of Bastion Capital Corporation and Director of Telemundo Network

Andrew Tarica (1959)	Trustee; Indefinite term served since 2002

Mr. Tarica has been the Chief Executive Officer of Meadowbrook Capital Management, a fixed-income asset management company and also a fixed-income hedge fund, since February of 2001. From 1993 to 1999, Mr. Tarica served as Managing Director of the High Grade Corporate Bond Department at DLJ.

None

Interested Trustees

Scott B. Dubchansky (1960)	Chairman of the Board of Trustees and Principal Executive Officer; Indefinite term served since 1997

Mr. Dubchansky has been a Managing Director of the Adviser since having co-founded the business in August 1996. From August 1992 through August 1996, Mr. Dubchansky was a Senior Vice President of Donaldson Lufkin & Jenrette in the Fixed Income Division.

None

Keith T. Holmes (1952)	Trustee; Indefinite term served since 1997

Mr. Holmes has been a partner of the law firm King, Holmes, Paterno & Berliner since 1992. Mr. Holmes practices corporate finance and real estate law. Mr. Holmes’ firm has performed legal services for the Adviser and its affiliates.

None

Name and Year Born	Position, Length of Term Served, and Term of Office	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee

Officers who are not Trustees

Joseph D. Hattesohl (1963)	Treasurer since 2000 and Principal Financial Officer since 2003

Mr. Hattesohl has been the Chief Financial Officer of the Adviser since November 2000 and Chief Compliance Officer since June 2002. From February 1995 through November 2000, Mr. Hattesohl was a Vice President of Pacific Investment Management Company (PIMCO) in Newport Beach, California. From March 1993 through February 1995, Mr. Hattesohl was Director of Finance with Carl I. Brown & Co.

N/A

Lara E. Mulpagano (1969)	Secretary since 1997

Since 1996, Ms. Mulpagano has been a Vice President and Chief Operating Officer for the Adviser. From 1993 to 1996, she was an Assistant Portfolio Manager for the fixed income department of Hotchkis & Wiley. From 1991 to 1993, she was a research assistant at Pacific Investment Management Company (PIMCO).

N/A

Board of Trustees

Scott B. Dubchansky

David H. Edington

Keith T. Holmes

Martin Luther King III

Daniel D. Villanueva

Andrew Tarica

Officers

Scott B. Dubchansky

Chairman of the Board, President, and

Principal Executive Officer

Joseph D. Hattesohl

Treasurer and Principal Financial Officer

Arlana D. Williams

Assistant Treasurer and Principal Accounting Officer

Lara E. Mulpagano

Secretary

James E. Menvielle

Assistant Treasurer

Adviser:

Metropolitan West Asset Management, LLC

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

Custodian:

The Bank of New York

100 Church Street, 10th Floor

New York, NY 10286

Transfer Agent:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Auditors:

Deloitte & Touche LLP

350 S. Grand Avenue, Suite 200

Los Angeles, CA 90071

Distributor:

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Legal Counsel:

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, CA 94105-3441

For Additional Information about the

Metropolitan West Funds call:

(310) 966-8900 or

(800) 241-4671 (toll-free)

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR-03

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item	7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)	Not applicable.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds
By (Signature and Title)* /s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
Principal Executive Officer

Date May 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
Principal Executive Officer

Date May 29, 2003

By (Signature and Title)* /s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer
Principal Financial Officer

Date May 29, 2003

* Print the name and title of each signing officer under his or her signature.